UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments  March 31, 2007 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 93.7%
Aerospace & Defense 2.5%
Goodrich Corp.	360,070	$18,536,404

Asset Management & Custody Banks 3.7%
Amvescap PLC - ADR (United Kingdom)	620,590	13,715,039
Northern Trust Corp.	227,230	13,665,612
		27,380,651
Automobile Manufacturers 1.0%
Ford Motor Co.	913,000	7,203,570

Biotechnology 2.6%
Affymetrix, Inc. (a)	518,800	15,600,316
Applera Corp. - Applied Biosystems Group	111,610	3,300,308
		18,900,624
Communications Equipment 4.2%
Andrew Corp. (a)	1,325,730	14,039,481
Juniper Networks, Inc. (a)	856,870	16,863,201
		30,902,682
Computer Hardware 3.2%
Diebold, Inc.	485,470	23,161,774

Drug Retail 2.3%
Rite Aid Corp. (a)	2,879,550	16,615,004

Education Services 1.9%
Apollo Group, Inc., Class A (a)	315,000	13,828,500

Electronic Manufacturing Services 1.5%
Flextronics International Ltd. (Singapore) (a)	997,996	10,918,076

Health Care Distributors 1.7%
Owens & Minor, Inc.	329,100	12,087,843

Health Care Equipment 2.6%
Beckman Coulter, Inc.	294,580	18,820,716

Health Care Facilities 1.9%
HEALTHSOUTH Corp. (a)	572,070	12,019,191
Tenet Healthcare Corp. (a)	343,155	2,206,486
		14,225,677
Household Appliances 1.7%
Snap-On, Inc.	262,310	12,617,111

Housewares & Specialties 2.0%
Newell Rubbermaid, Inc.	476,310	14,808,478

Independent Power Producers & Energy Traders 2.7%
Constellation Energy Group, Inc.	230,133	20,010,064

Industrial Conglomerates 1.6%
McDermott International, Inc. (Panama) (a)	235,280	11,524,014

Insurance Brokers 2.6%
Marsh & McLennan Cos., Inc.	647,990	18,979,627

Integrated Oil & Gas 2.7%
Hess Corp.	357,230	19,815,548

Integrated Telecommunication Services 2.5%
CenturyTel, Inc.	398,720	18,018,157

Internet Retail 1.2%
Amazon.com, Inc. (a)	216,140	8,600,211

Investment Banking & Brokerage 6.0%
A.G. Edwards, Inc.	213,230	14,751,251
Charles Schwab Corp.	709,350	12,974,011
Lazard Ltd., Class A (Bermuda)	322,120	16,163,982
		43,889,244
Life & Health Insurance 1.2%
Conseco, Inc. (a)	510,040	8,823,692

Mortgage REIT’s 2.6%
KKR Financial Corp.	701,610	19,245,162

Multi-Utilities 4.3%
NiSource, Inc.	611,330	14,940,905
Wisconsin Energy Corp.	335,290	16,268,271
		31,209,176
Office Services & Supplies 2.2%
Pitney Bowes, Inc.	346,900	15,745,791

Oil & Gas Equipment & Services 1.7%
Cameron International Corp. (a)	196,300	12,325,677

Oil & Gas Storage & Transportation 1.9%
El Paso Corp.	961,700	13,915,799

Packaged Foods & Meats 2.3%
ConAgra Foods, Inc.	681,660	16,980,151

Paper Packaging 2.6%
Sealed Air Corp.	610,560	19,293,696

Personal Products 2.4%
Estee Lauder Cos., Inc., Class A	361,750	17,671,488

Property & Casualty Insurance 6.8%
ACE Ltd. (Cayman Islands)	303,530	17,319,422
Allied World Assurance Holdings Ltd. (Bermuda)	417,620	17,853,255
Aspen Insurance Holdings Ltd. (Bermuda)	548,280	14,370,419
		49,543,096
Publishing 1.7%
Dow Jones & Co., Inc.	362,870	12,508,129

Semiconductors 1.1%
Linear Technology Corp.	246,990	7,802,414

Specialty Chemicals 6.1%
International Flavors & Fragrances, Inc.	382,600	18,066,372

Nalco Holding Co.	678,562	16,217,632
Valspar Corp.	365,800	10,180,214
		44,464,218
Specialty Stores 2.4%
Office Depot, Inc. (a)	498,830	17,528,886

Thrifts & Mortgage Finance 2.3%
Hudson City Bancorp, Inc.	1,239,830	16,960,874

Total Common Stocks 93.7%		684,862,224

Investment Company 1.2%
streetTRACKS Gold Trust (a)	135,810	8,928,149

Total Long-Term Investments 94.9% (Cost $595,738,368)		693,790,373
Repurchase Agreements 5.3%
Citigroup Global Markets, Inc. ($10,219,365 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.30%, dated 03/30/07, to be sold on 04/02/07 at $10,223,879)		10,219,365
State Street Bank & Trust Co. ($28,589,635 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.13%, dated 03/30/07, to be sold on 04/02/07 at $28,601,857)		28,589,635

Total Repurchase Agreements (Cost $38,809,000)		38,809,000

Total Investments 100.2% (Cost $634,547,368)		732,599,373

Liabilities in Excess of Other Assets (0.2%)		(1,762,857)

Net Assets 100.0%		$730,836,516

Percentages are calculated as a percentage of net assets.

(a)    Non-income producing security as this stock currently does not declare dividends.

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Van Kampen Emerging Markets Fund

Portfolio of Investments March 31, 2007 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 93.9%
Argentina 0.4%
Banco Macro, SA - ADR	83,700	$2,840,778

Austria 1.3%
Erste Bank Der Oester Spark, AG	41,519	3,233,502
Raiffeisen International Bank - Holding, AG	37,115	5,224,749
		8,458,251
Bermuda 2.4%
Central European Media Enterprises, Ltd., Class A (a)	83,200	7,363,200
Cosco Pacific, Ltd.	1,076,000	2,666,073
Credicorp, Ltd.	51,716	2,520,120
GOME Electrical Appliances Holdings, Ltd.	3,169,000	3,524,491
Moulin International Holdings (a)(b)(c)	468,000	0
		16,073,884
Brazil 8.6%
Banco Itau, SA - ADR (a)	145,215	5,056,386
Companhia Energetica de Minas Gerais - ADR	113,657	5,529,413
Companhia Vale do Rio Doce - ADR (a)	536,980	16,796,734
Cyrela Brazil Realty, SA (a)	28,800	267,270
Gafisa SA - ADR (a)	56,100	1,430,550
Gerdau, SA - ADR	139,739	2,533,468
Lojas Arapua, SA - GDR (a)(b)(c)(d)	24,635	0
Natura Cosmeticos, SA	140,300	1,579,848
Perdigao, SA	7,700	103,150
Petroleo Brasileiro, SA - ADR (a)	127,549	11,396,503
Petroleo Brasileiro, SA - ADR (a)	7,293	725,726
TAM, SA - ADR (a)	163,058	4,330,821
Uniao de Bancos Brasileiros, SA - ADR (a)	80,113	7,006,683
		56,756,552
Cayman Islands 0.1%
Global Bio-chem Technology Group Co., Ltd.	1,382,000	351,978

China 9.0%
Air China, Ltd., Class H	5,418,000	3,751,376

Bank of China Ltd., Class H	5,212,000	2,594,827
China Coal Energy Co., Class H (a)	6,355,000	6,783,221
China Communications Construction Co., Ltd. (a)	3,255,000	3,924,247
China Construction Bank, Class H	19,324,000	11,030,273
China Life Insurance Co., Ltd., Class H	1,013,000	2,917,067
China Shipping Development Co., Ltd., Class H	2,378,000	3,627,793
Dongfeng Motor Corp., Ltd., Class H (a)	5,107,000	2,784,389
Harbin Power Equipment Co., Ltd., Class H	1,890,000	2,131,042
Industrial & Commercial Bank of China, Class H (a)	9,570,000	5,364,638
Maanshan Iron & Steel Co., Ltd., Class H	5,455,000	3,567,550
PetroChina Co., Ltd., Class H	4,122,000	4,885,099
PICC Property & Casualty Co., Ltd., Class H (a)	5,770,000	3,308,325
Ping An Insurance Co. of China, Ltd., Class H	625,000	3,063,608
		59,733,455
Colombia 0.4%
BanColombia, SA - ADR	103,660	2,870,345
Valorem, SA (a)	1	0
		2,870,345
Czech Republic 0.5%
CEZ, AS	69,607	3,127,644

Egypt 0.8%
Orascom Telecom Holding SAE - GDR	11,577	802,794
Orascom Telecom Holding SAE - GDR	69,124	4,700,432
		5,503,226
Hong Kong 2.8%
China Mobile Hong Kong, Ltd.	641,000	5,832,866
China Netcom Group Co., Ltd.	1,671,000	4,373,450
China Power International Development, Ltd.	4,952,000	2,402,007
China Resources Power Holdings Co., Ltd.	2,059,000	3,151,678
Shenzhen Investment, Ltd.	4,626,000	2,356,368
		18,116,369
Hungary 0.8%
OTP Bank Rt.	117,386	5,378,225

India 6.6%
Aban Offshore, Ltd.	33,000	1,537,710
Asea Brown Boveri India, Ltd.	37,200	3,038,050
Bharat Heavy Electricals, Ltd.	57,238	2,977,917
Bharti Airtel, Ltd. (a)	307,700	5,445,720
Cipla, Ltd.	287,100	1,564,138
Container Corp. of India, Ltd.	40,700	1,824,079
Deccan Chronicle Holdings, Ltd.	14,000	50,814
Deccan Chronicle Holdings, Ltd.	353,980	1,284,801
Glenmark Pharmaceuticals, Ltd.	150,175	2,111,917
Gujarat Ambuja Cements, Ltd.	601,100	1,475,610
HCL Technologies, Ltd.	332,400	2,228,491
HDFC Bank, Ltd.	102,000	2,239,119
ICICI Bank, Ltd.	73,000	1,445,153
ICICI Bank, Ltd. - ADR	58,300	2,142,525
Infosys Technologies, Ltd.	126,344	5,867,809
Infosys Technologies, Ltd. - ADR	35,000	1,758,750
ITC, Ltd.	212,000	737,232
ITC, Ltd. - GDR	133,500	460,575
Mahindra & Mahindra, Ltd.	75,500	1,355,578
Maruti Udyog, Ltd.	101,500	1,915,341
UTI Bank, Ltd.	216,000	2,437,051
		43,898,380
Indonesia 3.0%
Astra International Tbk	1,837,800	2,658,516
Bank Central Asia Tbk	3,711,500	2,074,373
Bank Mandiri	3,535,000	968,493
Bank Rakyat Indonesia	3,892,500	2,154,205
Indocement Tunggal Prakarsa Tbk	12,000	6,707
Indofood Sukses Makmur Tbk	5,724,000	953,477
International Nickel Indonesia Tbk	231,500	1,378,852
Telekomunikasi Indonesia	7,155,500	7,724,019
United Tractors Tbk	2,319,000	1,880,614
		19,799,256

Israel 0.0%
Elbit Systems, Ltd.	1	35

Luxembourg 0.0%
Tenaris, SA - ADR	5,600	257,040

Malaysia 0.6%
Kuala Lumpur Kepong Bhd	454,500	1,577,440
Public Bank Bhd	472,100	1,228,894
YTL Corp. Bhd	428,000	847,954
		3,654,288
Mexico 10.0%
America Movil, SA de CV, Ser L - ADR	465,927	22,266,651
Cemex, SAB de CV - ADR (a)	112,400	3,681,100
Corporacion GEO, SA de CV, Ser B (a)	596,336	3,468,373
Grupo Financiero Banorte, SA de CV	1,185,300	5,626,772
Grupo Televisa, SA - ADR	512,437	15,270,623
Urbi, Desarrollos Urbanos, SA de CV (a)	493,100	2,075,012
Wal-Mart de Mexico, SA de CV, Ser V - ADR	49,898	2,135,669
Wal-Mart de Mexico, SA de CV, Ser V	2,708,623	11,569,912
		66,094,112
Morocco 1.2%
Banque Marocaine du Commerce Exterieur	20,060	5,205,530
Douja Promotion Groupe Addoha, SA (a)	8,000	2,782,966
		7,988,496
Netherlands 0.6%
Efes Breweries International - GDR (a)(d)	19,415	517,410
Efes Breweries International - GDR (a)	29,709	791,745
Zentiva NV	38,535	2,661,566
		3,970,721
Pakistan 0.3%
Oil & Gas Development Co., Ltd.	1,015,460	1,985,952

Philippines 0.4%
Ayala Corp.	123,830	1,437,198
Philippine Long Distance Telephone Co.	26,550	1,389,404
		2,826,602
Poland 4.9%
Bank Handlowy w Warszawie, SA	122,297	4,085,439
Bank Millennium, SA	1,448,966	5,601,247
Bank Pekao, SA	91,297	8,121,387
Bank Zachodni WBK, SA	13,996	1,305,945
Budimex, SA (a)	28,914	1,013,843
Multimedia Polska, SA (a)	483,436	2,187,795
PBG, SA (a)	8,657	1,091,284
Polimex Mostostal, SA	5,382	401,972
Powszechna Kasa Oszczednosci Bank Polski, SA	132,588	2,208,655
TVN, SA (a)	714,195	6,493,803
		32,511,370
Republic of China (Taiwan) 6.7%
Cathay Financial Holding Co., Ltd.	1,320,232	2,740,842
Chang Hwa Commerical Bank (a)	1,848,000	1,114,094
Delta Electronics, Inc.	1,989,206	6,431,918
Eternal Chemical Co., Ltd.	1,279,000	2,156,660
Evergreen Marine Corp.	2,446,000	1,559,610
Everlight Electronics Co., Ltd.	766,140	2,986,585
Far Eastern Textile, Ltd.	1,841,600	1,586,051
Formosa Chemicals & Fibre Corp.	833,000	1,598,438
Foxconn Technology Co., Ltd.	136,000	1,543,213
High Tech Computer Corp.	129,200	1,991,176
Hon Hai Precision Industry Co., Ltd.	718,402	4,819,450
MediaTek, Inc.	431,800	4,958,419
Shin Kong Financial Holdings Co.	192,373	170,620
Siliconware Precision Industries Co.	1,082,000	2,027,197
Transcend Information, Inc.	648,911	2,451,163
Tripod Technology Corp.	457,100	1,878,569
TXC Corp.	588,000	1,096,325

Wistron Corp.	581,449	882,048
Yang Ming Marine Transport	3,278,000	2,258,503
		44,250,881
Republic of Korea (South Korea) 9.6%
Amorepacific Corp.	4,160	2,290,476
Cheil Communications, Inc.	7,548	1,885,395
Cheil Industries, Inc.	59,210	2,375,827
Doosan Infracore Co., Ltd.	86,670	2,210,969
GS Engineering & Construction Corp.	46,520	4,163,461
Honam Petrochemical Corp.	11,240	973,703
Hyundai Engineering & Construction Co., Ltd. (a)	36,740	1,979,930
Hyundai Heavy Industries Co., Ltd.	3,230	645,451
Hyundai Mipo Dockyard Co., Ltd.	18,124	3,342,383
Kookmin Bank	99,880	8,960,323
LG Corp.	76,320	2,583,750
LG Petrochemical Co., Ltd.	45,305	1,336,324
NHN Corp. (a)	29,680	4,353,572
ORION Corp.	9,412	2,330,991
Samsung Electronics Co., Ltd.	9,941	5,948,962
Samsung Fire & Marine Insurance Co., Ltd.	20,570	3,443,638
Shinhan Financial Group Co., Ltd.	123,490	7,088,074
Shinsegae Co., Ltd.	5,623	3,227,487
SSCP Co., Ltd. (a)	30,369	869,945
Woongjin Coway Co., Ltd.	133,170	3,736,913
		63,747,574
Russia 11.8%
Evraz Group, SA – GDR	105,947	3,549,225
Gazprom – ADR	55,274	2,315,981
Gazprom – ADR (a)	243,750	10,213,125
LUKOIL - ADR	75,544	6,534,556
Mechel	10,676	117,436
Mechel - ADR	58,000	1,928,500
Mining & Metallurgical Co. Norilsk Nickel - ADR	31,311	5,949,090
NovaTek OAO - GDR	127,316	7,384,328

OAO TMK - GDR (a)	45,105	1,515,528
OAO TMK - GDR (a)(d)	127,198	4,197,534
RAO Unified Energy Systems - GDR	98,948	13,407,454
Savings Bank of the Russian Federation - GDR (a)	22,497	9,188,712
Savings Bank of the Russian Federation	930	3,310,800
Wimm-Bill-Dann Foods OJSC - ADR	103,458	8,262,156
		77,874,425
South Africa 6.6%
Allied Electronics Corp., Ltd. (a)	341,870	2,068,798
Aveng, Ltd. (a)	358,710	2,274,541
Barloworld, Ltd.	122,573	3,058,200
Group Five, Ltd.	383,200	2,989,747
Massmart Holdings, Ltd.	383,100	4,454,406
Mittal Steel South Africa, Ltd.	197,100	3,205,711
Mr. Price Group, Ltd.	883,900	3,630,880
MTN Group, Ltd.	958,600	13,015,659
Murray & Roberts Holdings, Ltd.	417,940	3,223,919
Naspers, Ltd.	228,540	5,528,813
		43,450,674
Thailand 0.3%
Bangkok Bank Public Co., Ltd.	389,400	1,256,847
Kasikornbank Public Co., Ltd.	471,900	903,093
		2,159,940
Turkey 3.2%
Aksigorta, AS	263,000	1,294,217
BIM Birlesik Magazalar, AS	63,480	3,739,483
Coca-Cola Icecek, AS (a)	395,440	3,181,701
Turkiye Garanti Bankasi, AS	1,288,786	5,786,575
Turkiye Is Bankasi	624,505	3,005,879
Yapi ve Kredi Bankasi, AS (a)	1,850,419	3,934,799
		20,942,654
United States 1.0%
CTC Media, Inc. (a)	242,658	6,231,457

Total Common Stocks 93.9%		620,854,564

Preferred Stocks 3.2%
Brazil 2.8%
All America Latina Logistica	291,400	3,533,064
Banco Itau Holding Financiera, SA	77,970	2,720,984
Banco Nacional, SA (a)(b)(c)	19,271,000	0
Companhia Vale do Rio Doce (a)	5,458	170,604
Gerdau, SA	76,675	1,405,256
Itausa Investimentos Itau, SA (a)	593,041	3,310,184
Lojas Americanas, SA (a)	34,245,930	2,160,836
Lojas Arapua, SA (a)(b)(c)	31,632,300	0
Net Servicos de Comunicacao, SA (a)	170,750	2,310,591
Petroleo Brasileiro, SA	105,724	2,367,667
Uniao de Bancos Brasileiros, SA	80,260	708,600
		18,687,786
Republic of Korea (South Korea) 0.4%
Samsung Electronics Co., Ltd.	5,630	2,648,039

Total Preferred Stocks		21,335,825

Investment Companies 0.4%
Morgan Stanley Growth Fund (e)	2,195,167	2,156,531

Total Long-Term Investments 97.5%
(Cost $475,080,051)		644,346,920

Repurchase Agreements 2.1%
Citigroup Global Markets, Inc. ($3,728,940 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.30%, dated 03/30/07, to be sold on 04/02/07 at $3,730,587)		3,728,940

State Street Bank & Trust Co. ($10,432,060 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.13%, dated 03/30/07, to be sold on 04/02/07 at $10,436,520)	10,432,060

Total Repurchase Agreements
(Cost $14,161,000)	14,161,000

Total Investments 99.6%
(Cost $489,241,051)	658,507,920

Foreign Currency 0.4%
(Cost $2,639,255)	2,653,067

Liabilities in Excess of Other Assets 0.0%	(41,802)
Net Assets 100.0%	$661,119,185

Percentages are calculated as a percentage of net assets.

(a)     Non-income producing security as this stock currently does not declare dividends.

(b)             Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)     Security has been deemed illiquid.

(d)         144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)     The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Forward Foreign Currency Contract Outstanding as of March 31, 2007:

	In		Unrealized
	Exchange		Appreciation/
	For	Current Value	Depreciation
Short Contract:
South African Rand, 98,812,971 expiring 05/16/07	US $	$13,552,844	$(76,816)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$151,254,279	22.9%
Wireless Telecommunication Services	53,453,527	8.1
Broadcasting & Cable TV	39,154,825	5.9
Integrated Oil & Gas	38,438,658	5.8
Steel	31,228,547	4.7
Electric Utilities	22,064,511	3.3
Hypermarkets & Super Centers	21,387,474	3.2
Semiconductors	18,033,779	2.7
Construction & Engineering	17,839,024	2.7
Electronic Equipment Manufacturers	14,462,195	2.2
Industrial Conglomerates	12,782,911	1.9
Integrated Telecommunication Services	12,097,469	1.8
Homebuilding	10,024,171	1.5
IT Consulting & Other Services	9,855,050	1.5
Diversified Metals & Mining	9,373,878	1.4
Oil & Gas Exploration & Production	9,370,280	1.4
Packaged Foods & Meats	9,318,783	1.4
Life & Health Insurance	8,892,136	1.4
Automobile Manufacturers	8,713,824	1.3
Heavy Electrical Equipment	8,147,009	1.2
Airlines	8,082,197	1.2
Property & Casualty Insurance	8,046,181	1.2
Marine	7,445,906	1.1
Commodity Chemicals	6,935,071	1.1

Coal & Consumable Fuels	6,783,221	1.0
Pharmaceuticals	6,337,622	1.0
Movies & Entertainment	6,231,458	1.0
Oil & Gas Equipment & Services	5,970,102	0.9
Construction & Farm Machinery & Heavy Trucks	5,868,448	0.9
Independent Power Producers & Energy Traders	5,553,685	0.9
Railroads	5,357,143	0.8
Construction Materials	5,163,416	0.8
Electronic Manufacturing Services	4,819,450	0.7
Computer Hardware	4,416,437	0.7
Internet Software & Services	4,353,571	0.7
Personal Products	3,870,324	0.6
Food Retail	3,739,483	0.6
Housewares & Specialties	3,736,913	0.6
Apparel Retail	3,630,880	0.6
Computer & Electronics Retail	3,524,491	0.5
Soft Drinks	3,181,701	0.5
Marine Ports & Services	2,666,073	0.4
Apparel, Accessories & Luxury Goods	2,375,826	0.4
Real Estate Management & Development	2,356,368	0.4
Industrial Machinery	2,210,969	0.3
General Merchandise Stores	2,160,836	0.3

Other Diversified Financial Services	2,156,531	0.3
Agricultural Products	1,929,418	0.3
Advertising	1,885,395	0.3
Oil & Gas Drilling	1,537,710	0.2
Multi-Sector Holdings	1,437,198	0.2
Publishing	1,335,615	0.2
Brewers	1,309,155	0.2
Tobacco	1,197,807	0.2
Multi-Utilities	847,954	0.1
Aerospace & Defense	35	0.0	*
	$644,346,920	97.5%

*Amount is less than 0.1%

Van Kampen Equity Growth Fund

Portfolio of Investments  March 31, 2007 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 99.8%
Air Freight & Logistics 1.8%
C.H. Robinson Worldwide, Inc.	102,332	$4,886,353

Apparel Retail 2.1%
Abercrombie & Fitch Co., Class A	76,605	5,797,466

Biotechnology 1.4%
Genentech, Inc. (a)	48,143	3,953,503

Broadcasting & Cable TV 3.7%
Grupo Televisa SA - ADR (Mexico)	339,524	10,117,815

Casinos & Gaming 1.3%
Wynn Resorts Ltd. (a)	37,929	3,597,945

Communications Equipment 6.0%
3Com Corp. (a)	922,985	3,608,871
Corning, Inc. (a)	563,881	12,822,654
		16,431,525
Computer Hardware 4.4%
Apple Computer, Inc. (a)	71,161	6,611,569
Dell, Inc. (a)	238,443	5,534,262
		12,145,831
Construction Materials 1.6%
Cemex SA de CV - ADR (Mexico)	133,923	4,385,978

Consumer Finance 4.2%
American Express Co.	204,978	11,560,759

Data Processing & Outsourced Services 1.0%
Western Union Co.	129,104	2,833,833

Department Stores 4.6%
Sears Holdings Corp. (a)	70,099	12,629,036

Distillers & Vintners 1.6%
Diageo PLC - ADR (United Kingdom)	55,074	4,458,240

Diversified Commercial & Professional Services 2.6%
Corporate Executive Board Co.	94,714	7,194,476

Fertilizers & Agricultural Chemicals 6.0%
Monsanto Co.	296,671	16,305,038

Footwear 3.5%
NIKE, Inc., Class B	89,988	9,562,125

Hotels, Resorts & Cruise Lines 4.1%
Ctrip.com International Ltd. - ADR (Cayman Islands)	104,160	6,977,158
Marriott International, Inc., Class A	84,288	4,126,740
		11,103,898
Hypermarkets & Super Centers 2.4%
Costco Wholesale Corp.	122,266	6,582,802

Internet Retail 3.6%
Amazon.com, Inc. (a)	249,304	9,919,806

Internet Software & Services 9.7%
eBay, Inc. (a)	282,527	9,365,770
Google, Inc., Class A (a)	26,027	11,924,530
Yahoo!, Inc. (a)	165,140	5,167,231
		26,457,531
Leisure Products 0.7%
ARUZE CORP. (JPY) (Japan)	52,600	1,834,572

Managed Health Care 5.2%
UnitedHealth Group, Inc.	268,823	14,239,554

Marine Ports & Services 2.2%
China Merchants Holdings International Co., Ltd. (HKD) (Hong Kong)	1,402,000	5,921,290

Motorcycle Manufacturers 1.2%
Harley-Davidson, Inc.	56,473	3,317,789

Multi-Line Insurance 1.5%
American International Group, Inc.	61,117	4,108,285

Oil & Gas Exploration & Production 4.2%
Ultra Petroleum Corp. (Canada) (a)	217,372	11,548,974

Other Diversified Financial Services 2.1%
Citigroup, Inc.	112,308	5,765,893

Property & Casualty Insurance 2.4%
Berkshire Hathaway, Inc., Class B (a)	1,812	6,595,680

Publishing 1.8%
McGraw-Hill Cos., Inc.	76,393	4,803,592

Real Estate Management & Development 2.9%
Brookfield Asset Management, Inc., Class A (Canada)	149,424	7,808,898

Semiconductors 2.4%
Marvell Technology Group Ltd. (Bermuda) (a)	395,102	6,641,665

Specialized Finance 4.9%
Chicago Mercantile Exchange Holdings, Inc.	7,757	4,130,292
Moody’s Corp.	149,582	9,283,059
		13,413,351
Wireless Telecommunication Services 2.7%
America Movil SA de CV, Ser L - ADR (Mexico)	153,089	7,316,123

Total Long-Term Investments 99.8% (Cost $224,477,890)		273,239,626
Repurchase Agreements 0.6%
Citigroup Global Markets, Inc. ($436,329 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.30%, dated 03/30/07, to be sold on 04/02/07 at $436,522)		436,329

State Street Bank & Trust Co. ($1,220,671 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.13%, dated 03/30/07, to be sold on 04/02/07 at $1,221,193)	1,220,671

Total Repurchase Agreements
(Cost $1,657,000)	1,657,000

Total Investments 100.4% (Cost $226,134,890)	274,896,626

Foreign Currency 0.0% (Cost $128)	128

Liabilities in Excess of Other Assets (0.4%)	(1,095,172)

Net Assets 100.0%	$273,801,582

Percentages are calculated as a percentage of net assets.

(a)    Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

Currency Abbreviations:

HKD          -           Hong Kong dollar

JPY            -           Japan yen

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2007 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.1%
Australia 1.9%
AGL Energy, Ltd.	3,387	$44,203
Alinta, Ltd.	1,955	22,968
Alumina, Ltd.	16,559	97,939
Amcor, Ltd.	12,858	78,546
AMP, Ltd. (a)	9,685	81,417
Ansell, Ltd.	1,216	11,413
Australia and New Zealand Banking Group, Ltd.	10,530	253,039
BHP Billiton, Ltd.	51,198	1,238,173
BlueScope Steel, Ltd.	11,090	94,212
Boral, Ltd.	8,518	56,789
Brambles Industries PLC (a)	7,210	79,395
Caltex Australia, Ltd.	7,354	141,970
Coca-Cola Amatil, Ltd.	3,835	27,305
Coles Myer, Ltd.	7,823	102,856
Commonwealth Bank of Australia	8,701	353,829
CSL, Ltd.	628	41,853
CSR, Ltd.	13,819	38,127
Fairfax	7,520	30,300
Foster’s Group, Ltd.	14,867	82,398
Insurance Australia Group, Ltd.	12,377	58,683
Leighton Holdings, Ltd.	1,573	42,661
Lend Lease Corp., Ltd.	3,086	49,913
Macquarie Bank, Ltd.	1,522	101,902
Macquarie Infrastructure Group, Ltd.	17,128	53,216
Mayne Nickless, Ltd.	6,557	19,258
National Australia Bank, Ltd.	11,606	379,373
Newcrest Mining, Ltd.	4,743	91,296
OneSteel, Ltd.	8,110	33,859
Orica, Ltd.	5,470	112,193
Origin Energy, Ltd.	52,686	384,081

PaperlinX, Ltd.	6,583	22,211
QBE Insurance Group, Ltd.	5,056	129,024
Rinker Group, Ltd.	13,590	198,472
Rio Tinto, Ltd.	4,441	283,181
Santos, Ltd.	38,691	317,745
Stockland Trust Group	12	79
Suncorp-Metway, Ltd.	4,015	67,570
Suncorp-Metway, Ltd. (rights, expiring 04/05/07)	535	2,294
Sydney Roads Group	5,709	6,236
Tabcorp Holdings, Ltd.	2,955	39,426
Telstra Corp., Ltd.	15,720	59,271
Toll Holdings, Ltd.	2,755	45,696
Transurban Group	4,549	28,561
Wesfarmers, Ltd.	2,802	85,583
Westpac Banking Corp., Ltd.	12,305	262,340
Woodside Petroleum, Ltd.	21,627	691,012
Woolworths, Ltd.	7,537	165,810
		6,607,678
Austria 0.7%
Andritz, AG	210	52,681
Bank of Austria Creditanstalt, AG	607	112,394
Boehler-Udderholm, AG	1,056	101,567
Erste Bank Der Oester Spark, AG	8,369	651,778
Flughafen Wein, AG	315	30,848
IMMOFINANZ Immobilien Anlagen (a)	10,188	163,316
Mayr-Melnhof Karton, AG	128	28,559
Oesterreichish Elektrizitaets, AG, Class A	2,290	102,663
OMV, AG	4,892	308,124
Raiffeisen International Bank - Holding, AG	2,669	375,720
Telekom Austria, AG	9,638	240,890
Voestalpine, AG	2,052	148,845
Wienerberger Baustoffindustrie, AG	1,739	108,602
Wiener Stadtische	670	47,526
		2,473,513

Belgium 0.6%
AGFA-Gevaert, NV	970	21,886
Bekaert, SA	82	11,148
Belgacom, SA	1,334	59,252
Dexia	10,623	317,021
Fortis, AG	27,688	1,264,586
KBC Bankverzekerin Holdings	1,460	181,596
Solvay, SA	633	97,277
UCB, SA	1,480	86,140
Umicore	263	46,762
		2,085,668
Bermuda 0.7%
Accenture, Ltd., Class A	3,900	150,306
Cheung Kong Infrastructure	5,000	17,406
Cosco Pacific, Ltd.	100,000	247,776
China Water Affairs Group, Ltd. (a)	598,299	272,598
Esprit Holdings, Ltd.	13,500	157,746
Everest Re Group, Ltd.	700	67,319
Ingersoll-Rand Co., Ltd., Class A	6,300	273,231
Johnson Electric Holdings, Ltd.	22,000	14,613
Kerry Properties, Ltd.	5,122	26,254
Li & Fung, Ltd.	25,900	81,378
Marvell Technology Group, Ltd. (a)	100	1,681
Nabors Industries, Ltd. (a)	2,300	68,241
NWS Holdings, Ltd.	46,000	124,515
Shangri-La Asia, Ltd.	15,004	37,061
Tyco International, Ltd.	21,000	662,550
Weatherford International, Ltd. (a)	2,554	115,186
Yue Yuen Industrial Holdings, Ltd.	5,000	16,926
		2,334,787
Brazil 0.5%
Ambev Cia De Bebid Companhia de Bebidas das Americas	146,049	76,133
Arcelor Brasil, SA (a)	3,179	74,372
Companhia Brasileira de Distribuicao - ADR	650	18,778
Companhia de Concessoes Rodoviarias	16,600	221,328

Empresa Brasileira de Aeronautica, SA (a)	14,843	169,229
Gol - Linhas Aereas Inteligentes, SA - ADR (a)	13,600	413,848
Sider Nacional Cia	3,961	170,817
Souza Cruz (Cia) Npv (a)	3,600	72,514
Uniao de Bancos Brasileiros, SA - GDR (a)	5,100	446,046
		1,663,065
Canada 2.7%
Abitibi-Consolidated, Inc. (a)	7,750	21,615
Agrium, Inc.	2,350	90,275
Alcan, Inc.	4,145	216,064
Bank of Montreal	4,800	289,871
Bank of Nova Scotia	8,800	405,433
Barrick Gold Corp.	8,385	239,239
BCE, Inc.	4,364	123,417
Biovail Corp.	2,000	43,742
Bombardier, Inc., Class B (a)	12,700	51,262
Brookfield Asset Management Inc., Class A	3,400	177,701
CAE, Inc.	2,500	28,172
Cameco Corp.	4,900	200,754
Canadian Imperial Bank of Commerce	3,600	312,416
Canadian Natural Resources, Ltd.	8,800	485,925
Canadian Pacific Railway, Ltd.	2,550	143,458
Canadian Tire Corp., Class A	1,100	71,212
Celestica, Inc. (a)	3,700	22,594
Cognos, Inc. (a)	700	27,527
Enbridge, Inc.	4,100	133,743
EnCana Corp.	19,032	962,727
Four Seasons Hotels, Inc.	300	23,927
George Weston, Ltd.	1,500	92,157
Goldcorp, Inc.	3,128	75,077
Husky Energy, Inc.	3,400	237,543
IGM Financial, Inc.	675	28,567
Imperial Oil, Ltd.	9,700	359,601
Kinross Gold Corp. (a)	2,800	38,659
Magna International, Inc., Class A	1,600	120,045

Manulife Financial Corp.	6,412	220,491
Manulife Financial Corp.	1,144	39,411
MDS, Inc., Class B (a)	4,700	88,952
Meridian Gold, Inc. (a)	900	22,981
MI Developments, Inc., Class A	750	28,038
National Bank of Canada	1,100	59,530
Nexen, Inc.	5,700	349,159
Nortel Networks Corp. (a)	4,466	107,037
Novelis, Inc.	829	36,729
Petro-Canada	8,300	324,595
Potash Corp. of Saskatchewan, Inc.	1,900	302,980
Power Corp. of Canada	4,300	138,479
Rogers Communication, Inc., Class B	7,400	242,223
Royal Bank of Canada	10,900	542,876
Shell Canada, Ltd.	3,600	140,165
Suncor Energy, Inc.	8,200	623,967
Sun Life Financial, Inc.	2,789	126,876
Talisman Energy, Inc.	25,600	449,247
Teck Cominco, Ltd., Class B	2,893	201,696
Thomson Corp.	3,000	124,236
TransAlta Corp.	1,500	32,482
TransCanada Corp.	4,244	140,976
		9,365,849
Cayman Islands 0.4%
ACE, Ltd.	2,900	165,474
ASM Pacific Technology, Ltd.	1,000	5,900
China Infrastructure Machinery Holdings, Ltd.	77,000	150,975
China Mengniu Dairy Co., Ltd.	14,000	40,046
GlobalSantaFe Corp.	3,398	209,589
Hopewell Highway Infrastructure, Ltd.	118,500	112,229
Hutchison Telecommunications International, Ltd. (a)	19,000	38,469
Noble Corp.	200	15,736
Seagate Technology	2,900	67,570
Transocean, Inc. (a)	6,700	547,390
XL Capital, Ltd., Class A	1,700	118,932
		1,472,310

China 1.4%
Air China, Ltd., Class H	100,000	69,239
Aluminum Corp. of China, Ltd., Class H	100,000	103,027
Angang Steel Co., Ltd., Class H	48,000	83,302
Anhui Expressway Co., Ltd., Class H	127,932	105,935
Bank of Communications, Ltd., Class H	229,000	235,638
Beijing Capital International Airport Co., Ltd., Class H	64,000	63,562
China Communications Construction Co., Ltd., Class H	110,000	132,617
China Construction Bank, Class H	1,089,009	621,614
China COSCO Holdings Co., Ltd., Class H	65,000	63,640
China Life Insurance Co., Ltd., Class H	266,000	765,982
China Petroleum & Chemical Corp., Class H	658,000	556,649
China Shipping Container Lines Co., Ltd., Class H	88,000	34,238
China Shipping Development Co., Ltd., Class H	71,979	109,809
China Telecom Corp., Ltd., Class H	534,000	261,755
Datang International Power Generation Co., Ltd., Class H	82,000	77,975
Guangshen Railway Co., Ltd., Class H	82,000	52,053
Huaneng Power International, Inc., Class H	150,000	130,159
Jiangsu Expressway Co., Ltd., Class H	68,000	53,088
Jiangxi Copper Co., Ltd., Class H	55,000	66,519
Maanshan Iron & Steel Co., Ltd., Class H	76,000	49,704
PetroChina Co., Ltd., Class H	620,000	734,780
PICC Property & Casualty Co., Ltd., Class H (a)	98,000	56,190
Ping An Insurance Co. of China, Ltd., Class H	46,000	225,481
Sichuan Expressway Co., Ltd., Class H	249,000	56,087
Sinopec Shangai Petrochemical Co., Ltd., Class H	120,000	62,661
Tianjin Capital Environmental Protection Co., Ltd., Class H	151,000	60,682
Yanzhou Coal Minining Co., Ltd., Class H	86,000	82,329
Zhejiang Expressway Co., Ltd., Class H	84,000	67,299
		4,982,014

Colombia 0.0%
Bancolombia, SA - ADR	5,500	152,295

Cyprus 0.0%
Bank of Cyprus Public Co., Ltd.	8,500	128,990

Denmark 0.3%
Danske Bank A/S	9,451	439,700
DSV A/S	200	35,068
GN Store Nord A/S (GN Great Nordic) (a)	4,500	63,735
Novo-Nordisk A/S, Ser B	2,550	232,701
Novozymes A/S, Ser B	581	51,978
Vestas Wind Systems A/S (a)	2,300	128,860
		952,042
Egypt 0.1%
Orascom Telecom Holding	3,187	220,999

Finland 0.6%
Cargotec Corp.	635	38,350
Fortum Oyj	6,597	192,379
Kesko Oyj, Ser B	5,585	297,907
Kone Oyj, Class B	1,270	72,561
Metso Oyj	4,823	254,813
Neste Oil Oyj	1,799	62,002
Nokia Oyj	11,897	273,830
Outokumpu Oyj	4,356	149,722
Rautaruukki Oyj	507	23,630
Sampo Oyj, Class A	10,429	316,526
Stora Enso Oyj, Ser R	6,653	115,536
TietoEnator Oyj	3,582	104,313
UPM-Kymmene Oyj	5,849	149,001
Uponor Oyj	484	17,108
Wartsila Oyj	782	48,356
		2,116,034
France 2.5%
Accor, SA	1,899	181,481
Air Liquide	757	184,551

Alcatel-Lucent, SA - ADR	10,091	119,276
Alcatel-Lucent, SA	8,892	104,648
Alstom (a)	3,216	417,366
Arkema (a)	355	20,354
Atos Origin (a)	43	2,880
Axa	13,630	577,910
BNP Paribas, SA	11,699	1,221,962
Bouygues, SA	1,724	133,229
Business Objects, SA (a)	289	10,520
Cap Gemini, SA	1,292	98,360
Carrefour, SA	1,380	100,930
Casino Guichard	172	17,366
CNP Assurances	519	60,442
Compagnie de Saint-Gobain	1,966	192,165
Credit Agricole, SA	4,692	182,957
Dassault Systemes, SA	262	14,087
Essilor International, SA	309	35,499
France Telecom, SA	9,220	243,498
Gecina, SA	370	68,807
Groupe Danone	414	67,637
Hermes International	234	32,378
Imerys, SA	308	28,595
Klepierre	334	64,624
Lafarge, SA	1,263	198,564
Lagardere SCA	722	55,593
LVMH Moet-Hennessy Louis Vuitton, SA	1,209	134,129
Michelin (C.G.D.E.)	563	62,175
Neopost, SA	219	31,303
Peugeot, SA	626	44,120
PPR, SA	336	53,731
Publicis Groupe	745	35,987
Renault, SA	631	73,798
Safran, SA	630	15,376
Sanofi-Aventis, SA (a)	5,803	504,651

Schneider Electric, SA	1,391	176,582
SCOR	2,577	69,607
Societe BIC, SA	411	28,742
Societe Generale	4,528	782,524
Societe Television Francaise	915	30,631
Sodexho Alliance, SA	1,107	81,052
Suez, SA	4,575	241,283
Suez, SA	602	31,749
Thales, SA	813	47,200
Thomson, SA	1,376	26,487
Total, SA, Class B	14,228	996,890
Unibail	489	148,205
Valeo, SA	574	33,669
Veolia Environnement	408	30,336
Vinci, SA	926	143,516
Vivendi Universal, SA	6,006	244,063
Zodiac, SA	135	9,717
		8,513,202
Germany 5.4%
Adidas-Salomon, AG	4,304	235,327
Allianz, AG	8,195	1,682,708
Altana, AG	1,503	97,618
BASF, AG	9,785	1,101,649
Bayer, AG	7,190	459,492
Beiersdorf, AG	1,050	71,605
Celesio, AG	1,700	106,825
Commerzbank, AG	14,047	621,486
Continental, AG	3,303	426,935
DaimlerChrysler, AG	17,174	1,408,632
Deutsche Bank, AG	10,398	1,400,685
Deutsche Boerse, AG	2,130	487,979
Deutsche Lufthansa, AG	4,808	130,575
Deutsche Post, AG	15,143	458,384
Deutsche Postbank, AG	1,088	94,864
Deutsche Telekom, AG	60,221	995,924

E.ON, AG	13,072	1,777,306
Fresenius Medical Care, AG & Co.	1,350	196,426
Heidelberger Druckmaschinen, AG	1,100	50,402
Hochtief, AG	1,151	116,701
Hypo Real Estate Holding, AG	2,841	181,181
KarstadtQuelle, AG (a)	1,700	62,678
Linde, AG	1,416	152,555
MAN, AG	3,303	384,312
Merck	1,045	134,738
Metro, AG	3,050	215,981
Muenchener Rueckversicherungs	4,142	700,545
Puma, AG	257	93,968
RWE, AG	9,370	991,215
SAP, AG	18,744	835,557
Siemens, AG	16,987	1,815,821
Suedzucker, AG	1,569	29,972
ThyssenKrupp, AG	7,684	380,203
TUI, AG (a)	4,827	119,355
Volkswagen, AG	3,298	495,634
		18,515,238
Greece 0.2%
Alpha Bank A.E.	2,108	66,739
Cosmote Mobile Telecommunications, SA	2,300	68,885
EFG Eurobank Ergasias, SA	600	24,526
National Bank of Greece, SA	3,880	205,769
OPAP, SA	2,900	111,260
Titan Cement Co., SA	600	32,381
		509,560
Hong Kong 2.0%
Bank of East Asia	20,155	117,239
BOC Hong Kong Holdings, Ltd.	52,000	126,048
Cathay Pacific Airways, Ltd.	14,000	35,298
Cheung Kong Holdings, Ltd.	22,000	278,467
China Merchants Holdings International Co., Ltd.	48,832	206,240
China Mobile Hong Kong, Ltd.	250,500	2,279,459

China Overseas Land & Investment, Ltd.	346,000	435,295
China Overseas Land & Investment, Ltd. (warrants, expiring 7/18/07) (a)	13,750	9,045
China Resources Enterprise, Ltd.	44,000	146,695
China Resources Power Holdings Co., Ltd.	48,000	73,473
China Travel International Investment Hong Kong, Ltd.	98,000	45,780
Citic Pacific, Ltd.	47,000	173,840
Citic Pacific, Ltd.	2,350	776
CLP Holdings, Ltd.	25,400	185,945
CNOOC, Ltd.	493,000	432,207
Denway Motors, Ltd.	200,000	87,285
Guangdong Investment, Ltd.	536,000	286,059
Hang Lung Properties, Ltd.	27,000	75,504
Hang Seng Bank, Ltd.	9,700	137,800
Henderson Land Development Co., Ltd.	11,000	64,197
Hong Kong & China Gas Co., Ltd.	56,210	125,607
Hong Kong Electric Holdings, Ltd.	19,500	100,077
Hong Kong Exchanges & Clearing, Ltd.	14,500	141,038
Hopewell Holdings	9,000	34,786
Hutchison Whampoa, Ltd.	30,000	288,347
Hysan Development Co., Ltd.	8,878	24,088
Lenovo Group, Ltd.	136,000	49,780
Link REIT	23,000	55,281
MTR Corp., Ltd.	20,184	50,528
New World Development Co., Ltd.	33,218	75,334
Pacific Century CyberWorks, Ltd.	51,400	30,852
Shanghai Industrial Holdings, Ltd.	21,000	48,485
Sino Land Co., Ltd.	10,660	23,002
Sun Hung Kai Properties, Ltd.	19,000	219,581
Swire Pacific, Ltd., Class A	13,500	151,440
Techtronic Industries Co.	12,500	15,150
Television Broadcasts, Ltd.	4,000	25,008
Wharf Holdings, Ltd.	18,000	66,462
		6,721,498

Hungary 0.1%
Gedeon Richter Rt.	300	54,172
Magyar Olaj-es Gazipari Rt.	1,300	149,955
Magyar Telekom Rt.	8,800	44,445
OTP Bank Rt.	4,700	215,338
		463,910
India 1.5%
Asea Brown Boveri India, Ltd.	437	35,689
Associated Cement Co., Ltd.	856	14,553
Bajaj Auto, Ltd.	884	49,373
Bharat Forge, Ltd.	2,832	20,560
Bharat Heavy Electricals, Ltd.	6,016	312,994
Bharti Airtel, Ltd. (a)	27,917	494,079
Cipla, Ltd.	5,250	28,602
Dish TV India, Ltd. (a)	3,384	6,091
Dr. Reddy’s Laboratories, Ltd.	2,896	48,522
Gail India, Ltd.	7,385	44,949
GlaxoSmithKline Pharmaceuticals, Ltd.	527	13,578
Glenmark Pharmaceuticals, Ltd.	1,741	24,484
Grasim Industries, Ltd.	1,042	50,926
Gujarat Ambuja Cements, Ltd.	14,426	35,414
HDFC Bank, Ltd.	7,903	173,488
Hero Honda Motors, Ltd.	2,336	37,016
Hindalco Industries, Ltd.	15,514	46,508
Hindustan Lever, Ltd.	23,348	110,227
Housing Development Finance Corp., Ltd.	5,131	179,411
ICICI Bank, Ltd.	17,822	352,815
ICICI Bank, Ltd. - ADR	1,900	69,825
I-Flex Solutions, Ltd.	519	24,856
Indian Hotels Co., Ltd.	4,620	15,513
Infosys Technologies, Ltd.	11,163	518,444
ITC, Ltd.	31,483	109,482
IVRCL Infrastructures & Projects, Ltd.	25,500	171,604
Larsen & Toubro, Ltd.	8,751	326,182
Mahanagar Telephone Nigam, Ltd.	5,462	18,441
Mahindra & Mahindra, Ltd.	2,962	53,182

Maruti Udyog, Ltd.	2,010	37,929
Oil & Natural Gas Corp., Ltd.	6,876	139,339
Ranbaxy Laboratories, Ltd.	4,249	34,401
Reliance Communications, Ltd. (a)	19,529	189,112
Reliance Energy, Ltd.	1,746	19,852
Reliance Industries, Ltd.	18,316	577,440
Satyam Computer Services, Ltd.	13,274	143,643
State Bank of India	387	10,883
Sun Pharmaceuticals Industries, Ltd.	1,349	32,788
Tata Consultancy Services, Ltd.	3,679	104,437
Tata Motors, Ltd.	5,470	91,643
Tata Steel, Ltd.	3,837	39,694
Unitech, Ltd.	33,800	301,296
UTI Bank, Ltd.	3,210	36,217
Wipro, Ltd.	5,731	73,759
Wire and Wireless India, Ltd. (a)	2,943	6,023
Zee News, Ltd. (a)	2,661	2,385
Zee Telefilms, Ltd.	5,886	33,950
		5,261,599
Indonesia 1.1%
Aneka Tambang Tbk	38,500	49,997
Astra International Tbk	158,500	229,282
Bank Central Asia Tbk	1,094,500	611,721
Bank Danamon Indonesia Tbk	113,000	81,112
Bank Mandiri	722,500	197,945
Bank Rakyat Indonesia	548,000	303,277
Bumi Resources Tbk	1,165,500	169,876
Gudang Garam Tbk	38,500	44,723
Indocement Tunggal Prakarsa Tbk	256,000	143,079
Indofood Sukses Makmur Tbk	322,500	53,721
Indosat Tbk	151,500	103,767
International Nickel Indonesia Tbk	14,000	83,386
Kalbe Farma Tbk	338,000	44,820
Perusahaan Gas Negara	118,500	121,422
Semen Gresik (Persero) Tbk	8,500	37,074

Telekomunikasi Indonesia, Ser B	995,500	1,074,595
Unilever Indonesia Tbk	94,000	58,718
United Tractors Tbk	550,000	446,027
		3,854,542
Ireland 0.1%
Allied Irish Banks PLC	3,790	112,142
Anglo Irish Bank Corp. PLC	3,000	64,121
Depfa Bank PLC	6,775	121,004
Experian Group, Ltd.	8,577	98,822
		396,089
Italy 0.5%
Alleanza Assicurazioni S.p.A.	5,137	65,569
Assicurazioni Generali S.p.A.	8,002	340,353
Banca Intesa S.p.A	37,882	287,687
Banche Popolari Unite, SCPA	2,256	66,753
Capitalia S.p.A	11,154	100,799
Mediobanca S.p.A	561	12,493
Meinl European Land, Ltd. (a)	3,344	93,005
UniCredito Italiano S.p.A.	61,291	583,363
		1,550,022
Japan 14.5%
77th Bank, Ltd.	5,000	32,629
Acom Co., Ltd.	353	15,008
Advantest Corp.	4,300	190,844
Aeon Co., Ltd.	7,806	155,670
Aeon Credit Service Co., Ltd.	500	8,427
Aiful Corp.	350	10,841
Ajinomoto Co., Inc.	12,800	147,291
Alps Electric Co., Ltd.	3,072	35,976
Amada Co., Ltd.	5,527	63,178
Asahi Breweries, Ltd.	8,100	129,913
Asahi Glass Co., Ltd.	23,600	332,251
Asahi Kasei Corp.	23,900	174,017
Asatsu-DK, Inc.	900	28,411
Astellas Pharma, Inc.	9,405	405,443

Bank of Fukuoka, Ltd.	11,000	88,773
Bank of Kyoto, Ltd.	6,000	68,890
Bank of Yokohama, Ltd.	34,000	253,615
Benesse Corp.	904	33,601
Bridgestone Corp.	17,964	359,006
Canon, Inc.	18,204	977,863
Casio Computer Co., Ltd.	6,800	148,880
Central Glass Co.	2,000	13,527
Central Japan Railway Co.	31	352,512
Chiba Bank, Ltd.	13,000	114,732
Chiyoda Corp.	5,000	109,683
Chubu Electric Power Co., Inc.	9,352	321,415
Chugai Pharmaceutical Co., Ltd.	4,958	125,381
Citizen Watch Co., Ltd.	6,300	59,129
Coca-Cola West Japan Co., Ltd.	500	10,841
COMSYS Holdings Corp.	4,000	42,940
Credit Saison Co., Ltd.	852	28,053
CSK Corp.	1,500	62,882
Daicel Chemical Industries, Ltd.	3,000	20,494
Daiichi Sankyo Co., Ltd.	12,900	395,188
Daikin Industries, Ltd.	3,400	118,296
Daimaru, Inc.	6,500	84,229
Dainippon Ink & Chemicals	14,000	55,601
Dai Nippon Printing Co., Ltd.	8,300	130,586
DAITO Trust Construction Co.	3,303	155,564
Daiwa House Industry Co., Ltd.	15,800	259,177
Daiwa Securities Group, Inc.	22,500	271,703
Denki Kagaku Kogyo KK	9,031	42,304
Denso Corp.	12,700	472,047
Dowa Mining Co., Ltd.	11,000	111,830
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	74	576,477
Ebara Corp.	5,800	27,514
Eisai Co., Ltd.	4,450	213,361

FamilyMart Co., Ltd.	1,303	36,268
Fanuc, Ltd.	3,500	325,823
Fast Retailing Co., Ltd.	1,550	120,354
Fuji Electric Holdings Co., Ltd.	6,000	27,851
Fujikura, Ltd.	4,000	28,208
Fuji Photo Film Co., Ltd.	8,466	346,284
Fuji Soft ABC, Inc.	900	26,808
Fuji Television Network, Inc.	13	30,117
Fujitsu, Ltd.	32,600	217,167
Furukawa Electric Co., Ltd.	9,800	59,878
Hankyu Department Stores	2,000	18,568
Hino Motors, Ltd.	2,000	10,659
Hirose Electric Co., Ltd.	555	66,738
Hitachi Construction Machinery	1,300	35,192
Hitachi, Ltd.	58,500	453,742
Hokkaido Electric Power Co., Inc.	2,300	61,091
Hokuhoku Financial Group, Inc.	21,000	72,352
Honda Motor Co., Ltd.	36,712	1,280,434
Hoya Corp.	7,300	242,218
Ibiden Co., Ltd.	2,100	108,885
Index Corp.	24	12,505
Inpex Corp.	12	103,870
Isetan Co., Ltd.	4,603	80,271
Ishikawajima-Harima Heavy Industries Co., Ltd.	20,040	83,330
Itochu Corp.	27,026	267,875
Itochu Techno-Science Corp.	700	33,562
Ito En, Ltd.	1,400	45,621
Japan Airlines System Corp.	17,000	35,345
Japan Real Estate Investment Corp. REIT	12	158,859
Japan Retail Fund Investment Corp. REIT	11	108,282
Japan Tobacco, Inc.	75	368,508
JFE Holdings, Inc.	6,500	384,462
JGC Corp.	5,546	91,021
Joyo Bank, Ltd.	28,000	174,881

JSR Corp.	3,304	76,263
Kajima Corp.	24,600	125,672
Kaneka Corp.	4,500	42,923
Kansai Electric Power Co., Inc.	12,900	371,105
Kao Corp.	9,745	285,304
Kawasaki Heavy Industries, Ltd.	18,000	76,222
Kawasaki Kisen Kaisha, Ltd.	3,000	28,462
Keihin Electric Express Railway Co., Ltd.	9,000	69,043
Keio Electric Railway Co., Ltd.	4,500	31,275
Keyence Corp.	647	145,992
Kikkoman	3,500	44,849
Kinki Nippon Railway Co., Ltd.	29,628	93,279
Kirin Brewery Co., Ltd.	15,126	218,470
Kobe Steel, Ltd.	33,000	133,019
Kokuyo Co., Ltd.	900	11,907
Komatsu, Ltd.	20,600	433,537
Konami Co., Ltd.	2,550	68,164
Konica Corp.	8,255	108,441
Koyo Seiko Co., Ltd.	1,000	17,524
Kubota Corp.	27,930	244,838
Kuraray Co., Ltd.	7,765	83,884
Kurita Water Industries, Ltd.	1,700	41,115
Kyocera Corp.	2,900	273,413
Kyowa Hakko Kogyo Co., Ltd.	6,020	55,684
Kyushu Electric Power	5,952	169,206
Lawson, Inc.	1,203	46,246
Leopalace21 Corp.	2,400	79,430
Mabuchi Motor Co., Ltd.	456	28,210
Marubeni Corp.	26,229	159,368
Marui Co., Ltd.	9,403	115,303
Matsui Securities Co., Ltd.	2,200	19,285
Matsushita Electric Industrial Co., Ltd.	37,900	763,854
Matsushita Electric Works	5,500	63,056
Meiji Dairies Corp.	5,000	39,248

Meiji Seika Kaisha, Ltd.	7,000	32,493
Meitec Corp.	700	22,573
Millea Holdings, Inc.	15,000	554,990
Minebea Co., Ltd.	8,000	49,559
Mitsubishi Chemical Holdings, Corp.	16,500	140,440
Mitsubishi Corp.	23,431	543,820
Mitsubishi Electric Corp.	39,928	411,342
Mitsubishi Estate Co., Ltd.	21,500	706,085
Mitsubishi Heavy Industries, Ltd.	67,526	436,650
Mitsubishi Logistics Corp. (a)	2,000	34,029
Mitsubishi Material Corp.	36,000	170,774
Mitsubishi Rayon Co., Ltd.	10,023	66,769
Mitsubishi Tokyo Financial Group, Inc.	146	1,647,828
Mitsubishi UFJ Securities Co., Ltd.	5,000	57,111
Mitsui & Co., Ltd.	27,731	517,721
Mitsui & Co., Ltd.	3,500	38,849
Mitsui Chemicals, Inc.	10,000	87,407
Mitsui Fudosan Co., Ltd.	15,500	455,109
Mitsui Mining & Smelting Co., Ltd.	21,024	115,432
Mitsui Sumitomo Insurance Co., Ltd.	18,500	232,192
Mitsui Trust Holdings, Inc.	11,536	113,755
Mitsukoshi, Ltd.	10,529	48,338
Mizuho Financial Group, Inc.	163	1,049,873
Murata Manufacturing Co., Inc.	3,500	255,431
Namco Bandai Holdings, Inc. (a)	400	6,242
NEC Corp.	35,600	190,930
NEC Electronics Corp. (a)	1,000	24,185
NET One Systems Co., Ltd	14	16,633
NGK Insulators, Ltd.	7,320	150,947
NGK Spark Plug Co., Ltd.	3,530	66,053
Nidec Corp.	1,902	122,668
Nikon Corp.	6,500	137,071
Nintendo Co., Ltd.	2,403	698,428
Nippon Building Fund, Inc. REIT	14	231,670

Nippon Electric Glass Co., Ltd.	6,000	105,143
Nippon Express Co., Ltd.	15,500	97,204
Nippon Meat Packers, Inc.	3,300	40,354
Nippon Mining Holdings, Inc.	9,000	77,673
Nippon Oil Corp.	28,100	227,967
Nippon Sheet Glass Co., Ltd.	9,000	47,200
Nippon Steel Corp.	83,030	583,408
Nippon Telegraph & Telephone Corp.	56	296,062
Nippon Unipac Holding	22	78,225
Nippon Yusen Kabushiki Kaisha	21,429	171,847
Nishi-Nippon City Bank, Ltd.	23,000	102,079
Nissan Motor Co., Ltd.	53,304	571,308
Nisshinbo Industries, Inc. (a)	1,572	19,703
Nisshin Seifun Group, Inc.	3,500	35,612
Nisshin Steel Co., Ltd.	3,000	12,933
Nissin Food Products Co., Ltd.	1,800	65,988
Nitto Denko Corp.	3,553	166,735
Nomura Holdings, Inc.	32,332	673,583
Nomura Research, Inc.	2,835	83,481
NSK, Ltd. (a)	12,532	119,535
NTN Corp. (a)	9,035	78,205
NTT Data Corp.	30	152,495
NTT Docomo, Inc.	73	135,048
Obayashi Corp.	16,029	103,378
Obic Co., Ltd.	150	29,672
OJI Paper Co., Ltd.	21,600	114,562
Oki Electric Industry Co., Ltd.	12,000	23,116
Okumura Corp. (a)	6,000	32,892
Olympus Optical Co., Ltd.	3,400	116,276
Omron Corp.	3,904	105,021
Onward Kashiyama Co., Ltd.	3,546	49,320
Oracle Corp. Japan	900	43,304
Oriental Land Co., Ltd.	1,203	71,563
Osaka Gas Co.	35,218	136,580

Pioneer Electronic Corp.	3,000	39,206
Promise Co., Ltd.	490	18,462
Resona Holdings, Inc.	89	239,418
Ricoh Co., Ltd.	10,955	246,822
Rohm Co., Ltd.	3,003	272,421
Sanken Electric Co., Ltd.	3,000	31,466
Sanyo Electric Co., Ltd. (a)	32,400	55,265
Sapporo Holdings, Ltd.	7,000	49,245
SBI E*TRADE SECURITIES Co., Ltd.	29	36,914
Secom Co., Ltd.	1,543	71,624
Seiko Epson Corp.	1,867	54,977
Sekisui Chemical Co., Ltd.	11,524	91,828
Sekisui House, Ltd.	18,824	292,967
Seven & I Holdings Co., Ltd.	13,900	423,464
Sharp Corp.	15,600	300,509
Shimachu Co., Ltd.	1,400	41,463
Shimamura Co., Ltd.	650	71,487
Shimano, Inc.	1,900	58,690
Shimizu Corp.	17,300	106,143
Shin-Etsu Chemical Co., Ltd.	7,101	433,267
Shinko Securities	9,000	45,596
Shinsei Bank, Ltd.	19,000	91,098
Shionogi & Co., Ltd.	5,636	101,394
Shiseido Co., Ltd.	7,000	142,269
Shizuoka Bank, Ltd.	20,000	213,001
Showa Denko K.K.	9,000	33,834
Showa Shell Sekiyu K.K.	3,750	45,920
SMC Corp.	1,203	161,400
Softbank Corp.	17,550	451,260
Sompo Japan Insurance, Inc.	16,500	205,690
Sony Corp.	13,397	680,991
Stanley Electric Co., Ltd.	2,350	47,762
Sumitomo Chemical Co., Ltd.	26,700	201,655
Sumitomo Corp.	16,900	304,039

Sumitomo Electric Industries, Ltd.	12,700	193,130
Sumitomo Heavy Industries, Ltd	8,000	79,701
Sumitomo Metal Industries, Ltd.	50,000	258,401
Sumitomo Metal Mining Co.	19,000	366,811
Sumitomo Mitsui Financial Group, Inc.	101	917,091
Sumitomo Osaka Cement Co., Ltd.	1,000	3,004
Sumitomo Realty & Development Co., Ltd.	7,000	265,530
Sumitomo Trust & Banking Co., Ltd.	34,025	354,860
Taiheiyo Cement Corp.	8,000	35,370
Taisei Corp.	27,000	100,127
Taisho Pharmaceutical Co.	2,616	47,951
Taiyo Yuden Co., Ltd.	2,000	41,667
Takara Holdings, Inc.	3,500	24,711
Takashimaya Co., Ltd.	8,040	98,999
Takeda Pharmaceutical Co., Ltd.	15,655	1,026,928
Takefuji Corp.	586	23,522
T&D Holdings, Inc.	4,800	331,161
TDK Corp.	2,203	191,061
Teijin, Ltd.	17,629	99,485
Terumo Corp.	3,650	142,172
THK Co., Ltd.	500	11,774
TIS, Inc.	752	17,868
Tobu Railway Co., Ltd.	17,300	83,094
Toho Co., Ltd.	1,900	37,084
Tohoku Electric Power Co., Ltd.	7,250	183,957
Tokyo Broadcasting System, Inc.	1,500	55,499
Tokyo Electric Power Co., Inc.	19,750	675,429
Tokyo Electron, Ltd.	4,550	318,160
Tokyo Gas Co., Ltd.	41,721	232,609
Tokyo Tatemono Co., Ltd. (a)	5,000	75,441
Tokyu Corp.	18,800	146,456
TonenGeneral Sekiyu K.K.	6,500	72,590
Toppan Printing Co., Ltd.	7,300	76,197
Toray Industries, Inc.	24,000	173,523

Toshiba Corp.	51,042	340,886
Tosoh Corp.	10,500	54,086
Tostem Inax Holding Corp.	4,261	92,387
Toto, Ltd.	8,800	88,194
Toyobo, Ltd.	2,000	5,957
Toyoda Gosei Co., Ltd.	500	11,817
Toyo Seikan Kaisha, Ltd.	3,817	76,930
Toyota Industries Corp.	2,154	101,997
Toyota Motor Corp.	57,853	3,706,637
Trend Micro, Inc.	2,188	59,787
Uni-Charm Corp.	900	56,976
Uniden Corp.	1,000	7,756
UNY Co., Ltd.	3,556	48,795
Ushio, Inc.	1,000	19,306
USS Co., Ltd.	875	57,101
Wacoal Corp.	2,000	25,339
West Japan Railway Co.	11	50,781
Yahoo! Japan Corp.	360	124,185
Yakult Honsha Co., Ltd.	2,429	62,044
Yamada Denki Co., Ltd.	2,350	218,966
Yamaha Corp.	2,604	58,117
Yamaha Motor Corp., Ltd.	1,400	39,206
Yamato Transport Co., Ltd.	7,518	121,217
Yamazaki Baking Co., Ltd.	3,500	31,929
Yokogawa Electric Corp.	3,746	57,411
		50,058,199
Malaysia 0.6%
AMMB Holdings Berhad	52,000	56,550
Berjaya Sports Toto Berhad	30,900	41,647
British American Tobacco Malaysia Berhad	3,800	50,557
Bumiputra-Commerce Holdings Bhd	58,000	166,913
Bursa Malaysia Bhd	10,600	34,030
Gamuda Berhad	33,700	77,975
Genting Berhad (a)	10,000	114,968
Hong Leong Bank Berhad	22,600	39,219

IJM Corp. Berhad	119,100	297,965
IOI Corp. Berhad	20,200	129,116
Kuala Lumpur Kepong Berhad	14,100	48,937
Malakoff Berhad	26,100	76,998
Malayan Banking Berhad	51,000	188,807
Maxis Communications Berhad	25,900	89,142
MISC Berhad	30,000	79,826
Petronas Gas Berhad	16,000	41,417
PLUS Expressways Berhad	43,900	38,345
Public Bank Berhad	27,600	71,844
Resorts World Berhad (a)	13,700	68,153
Sime Darby Berhad	43,500	101,909
Telekom Malaysia Berhad	26,300	76,067
Tenaga Nasional Berhad	31,000	102,213
YTL Corp. Berhad	21,400	42,398
		2,034,996
Mexico 1.5%
Alfa, SA, Ser A	10,700	78,993
America Movil, SA de CV, Ser L	706,500	1,696,125
Cemex, SA de CV (a)	174,900	573,110
Coca Cola Femsa, SA, Ser L	6,400	23,047
Corporacion GEO, SA de CV, Ser B (a)	11,600	67,467
Fomento Economico Mexicano, SA de CV, Ser B	19,600	216,629
Grupo Carso, SA de CV, Ser A1	22,300	81,214
Grupo Financiero Banorte, SA de CV	122,561	581,813
Grupo Mexico, SA de CV, Ser B	31,235	145,730
Grupo Modelo, SA de CV, Ser C	16,000	81,897
Grupo Televisa, SA	62,500	374,210
Kimberly-Clark de Mexico, SA de CV	15,200	68,851
Telefonos de Mexico, SA de CV (Telmex), Ser L	358,600	596,787
Urbi, Desarrollos Urbanos, SA de CV (a)	8,400	35,348
Wal-Mart de Mexico, SA de CV, Ser V	108,800	464,740
		5,085,961

Morocco 0.3%
Attijariwafa Bank	500	156,656
Banque Marocaine du Commerce Exterieur	800	207,598
HOLCIM	300	106,370
Maroc Telecom	25,700	424,118
ONA, SA	700	138,371
Samir	700	86,220
Societe des Brasseries du Maroc	100	25,053
		1,144,386
Netherlands 0.8%
ABN Amro Holdings, NV	20,734	892,414
Aegon, NV	5,937	118,329
Akzo Nobel, NV	3,009	228,513
Corio, NV	244	22,168
DSM, NV	1,167	52,287
Endemol, NV	2,221	69,396
Euronext, NV (a)	325	38,835
European Aeronautic Defence and Space Co.	1,792	55,585
Hagemeyer, NV (a)	922	4,385
Heineken, NV	1,456	76,166
ING Groep, NV CVA	5,238	221,461
James Hardie Industries, NV	6,812	46,077
Mittal Steel Co., NV	3,832	203,582
Oce, NV	271	4,967
QIAGEN, NV (a)	2,888	49,073
Reed Elsevier, NV	1,182	20,905
Rodamco Europe, NV	201	27,938
Royal KPN, NV	8,871	138,175
Royal Numico, NV	1,282	66,122
Royal Philips Electronics, NV	4,335	165,562
TNT, NV	1,988	91,169
Unilever, NV CVA	6,552	190,804
Vedior, NV CVA	572	12,699
Wereldhave, NV	99	15,242
Wolters Kluwer, NV CVA	637	19,112
		2,830,966

Netherlands Antilles 0.3%
Schlumberger, Ltd.	16,100	1,112,510

Norway 0.3%
DnB Holding, ASA	4,057	57,268
Norske Skogindustrier, ASA	900	15,399
Norsk Hydro, ASA	10,105	334,988
Statoil, ASA	7,700	209,656
Storebrand, ASA	4,800	76,916
Tandberg, ASA	2,200	45,967
Tandberg Television, ASA (a)	1,100	19,183
Telenor, ASA	8,700	154,583
Tomra Systems, ASA	599	4,311
Yara International, ASA	2,321	64,055
		982,326
Panama 0.0%
Carnival Corp.	400	18,744

Philippines 0.7%
Ayala Corp.	16,000	185,699
Ayala Land, Inc.	1,428,700	488,571
Banco de Oro Universal Bank	26,602	33,080
Bank of the Philippine Islands	174,860	237,375
Globe Telecom, Inc.	4,000	101,969
Manila Electric Co.	59,000	84,373
Megaworld Corp. (a)	1,548,000	107,478
Metropolitan Bank & Trust Co.	143,600	186,010
Philippine Long Distance Telephone Co.	15,780	825,793
SM Investments Corp.	21,000	154,508
SM Prime Holdings, Inc.	556,000	132,518
		2,537,374
Poland 1.3%
Agora, SA	4,548	74,315
Bank Pekao, SA	11,916	1,059,996
Bank Przemyslowo-Handlowy BPH	1,113	379,113
Bank Zachodni WBK, SA	3,007	280,579
Grupa Kety, SA	787	51,928

KGHM Polska Miedz, SA	14,932	505,007
Polski Koncern Naftowy Orlen, SA	34,944	579,442
Powszechna Kasa Oszczednosci Bank Polski, SA	45,080	750,944
Prokom Software, SA	1,510	78,768
Telekomunikacja Polska, SA	83,308	687,542
		4,447,634
Portugal 0.1%
Banco Comercial Portugues, SA	10,413	37,697
Brisa-Auto Estradas de Portugal, SA	4,407	57,811
Portugal Telecom, SGPS, SA	8,010	107,323
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	794	11,773
		214,604
Republic of China (Taiwan) 0.1%
AU Optronics Corp. - ADR	28,986	414,500

Republic of Korea (South Korea) 2.0%
Daelim Industrial Co., Ltd.	400	38,308
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,190	80,426
Doosan Heavy Industries & Construction Co., Ltd.	5,000	323,129
Hana Financial Group, Inc.	1,868	96,696
Hyundai Heavy Industries Co., Ltd.	1,150	229,804
Hyundai Mobis	1,590	136,556
Hyundai Motor Co.	3,200	224,830
Kia Motors Corp.	5,640	76,135
Kookmin Bank	5,020	450,349
Korea Electric Power Corp.	5,200	207,547
KT Corp.	2,830	126,941
KT&G Corp.	2,400	156,888
LG Electronics, Inc.	1,880	128,291
LG Philips LCD Co., Ltd. (a)	17,770	621,421
POSCO	1,349	566,385
Samsung Corp.	5,330	192,623
Samsung Electronics Co., Ltd.	3,409	2,040,037
Samsung Fire & Marine Insurance Co., Ltd.	680	113,839

Samsung SDI Co., Ltd.	673	42,992
Samsung Securities Co., Ltd.	670	36,463
Shinhan Financial Group Co., Ltd.	4,380	251,403
Shinsegae Co., Ltd.	450	258,291
SK Corp.	1,550	152,232
SK Telecom Co., Ltd.	843	171,593
S-Oil Corp.	980	67,500
		6,790,679
Russia 1.4%
AO VimpelCom - ADR	2,800	265,552
Gazprom - ADR (a)	31,276	1,310,464
LUKOIL - ADR	10,489	907,299
Mining & Mettallurgical Co. Norilsk Nickel - ADR	4,512	857,280
Mobile Telesystems - ADR	5,300	296,588
Polyus Gold Co. - ADR (a)	3,200	154,560
RAO Unified Energy Systems - GDR	2,447	331,568
Rostelecom - ADR	900	46,701
Surgutneftegaz - ADR	2,100	169,050
Surgutneftegaz - ADR	4,400	278,080
Tatneft - GDR	2,000	190,000
		4,974,728
Singapore 2.3%
Ascendas REIT	50,000	78,766
CapitaLand, Ltd.	66,000	348,021
Capitamall Trust REIT	42,800	106,073
Chartered Semiconductor Manufacturing (a)	66,000	63,079
City Developments, Ltd.	30,968	298,015
ComfortDelGro Corp., Ltd.	111,622	146,411
Cosco Corp., Ltd.	46,000	87,018
Creative Technology, Ltd.	3,598	23,123
DBS Group Holdings, Ltd.	69,574	981,369
Flextronics International, Ltd. (a)	12,600	137,844
Fraser & Neave, Ltd.	54,000	181,525
Jardine Cycle & Carriage, Ltd.	7,018	55,047
Keppel Corp., Ltd. (a)	34,000	425,798

Keppel Land, Ltd.	24,000	150,282
K-REIT Asia (a) REIT	2,000	4,218
Neptune Orient Lines, Ltd.	31,000	66,203
Oversea-Chinese Bank Corp., Ltd	133,404	791,376
Parkway Holdings, Ltd	41,000	88,640
SembCorp Industries, Ltd. (a)	53,728	180,610
SembCorp Marine, Ltd.	37,000	85,845
Singapore Airlines, Ltd.	33,000	361,072
Singapore Exchange, Ltd.	50,796	219,302
Singapore Land, Ltd.	9,000	62,881
Singapore Post, Ltd.	88,000	64,384
Singapore Press Holdings, Ltd.	99,250	287,842
Singapore Technology Engineering, Ltd.	83,367	182,433
Singapore Telecomm	579,520	1,252,892
STATS ChipPac, Ltd. (a)	65,000	77,975
United Overseas Bank, Ltd.	72,960	1,009,893
United Overseas Land, Ltd.	34,156	114,818
Venture Corp., Ltd.	14,444	138,999
Verigy, Ltd. (a)	661	15,514
		8,087,268
South Africa 0.7%
AngloGold Ashanti, Ltd.	1,800	80,640
Anglo Platinum, Ltd.	900	141,988
AVI, Ltd.	4,000	11,088
Barloworld, Ltd.	2,100	52,395
Bidvest Group, Ltd. (a)	2,500	47,553
Edgars Consolidated Stores, Ltd. (a)	4,200	26,279
FirstRand, Ltd.	35,300	119,702
Gold Fields, Ltd. (a)	4,400	81,577
Harmony Gold Mining Co., Ltd. (a)	4,100	57,223
Impala Platinum Holdings, Ltd.	7,200	226,297
Imperial Holdings, Ltd.	1,700	35,502
JD Group, Ltd.	1,600	19,640
Massmart Holdings, Ltd.	2,300	26,743
Mittal Steel South Africa, Ltd.	2,600	42,287

MTN Group, Ltd.	52,009	706,167
Nampak, Ltd. (a)	8,800	26,942
Naspers, Ltd.	2,700	65,318
Nedbank Group, Ltd.	2,700	52,478
Sanlam, Ltd.	20,400	56,241
Sappi, Ltd.	2,900	43,973
Sasol, Ltd.	7,300	243,568
Standard Bank Group, Ltd.	15,700	231,134
Steinhoff International Holdings, Ltd. (a)	8,000	25,749
Telkom South Africa, Ltd.	2,100	48,053
Tiger Brands, Ltd.	2,200	53,677
Truworths International, Ltd.	4,100	20,063
Woolworths Holdings, Ltd.	7,600	22,943
		2,565,220
Spain 0.4%
Banco Bilbao Vizcaya Argentaria, SA	19,675	483,079
Banco Popular Espanol, SA	3,177	65,527
Banco Santander Central Hispano, SA	37,981	677,845
		1,226,451
Sweden 1.2%
Alfa Laval AB	300	15,553
Assa Abloy AB, Ser B	4,564	104,904
Atlas Copco AB, Ser A	4,902	162,866
Atlas Copco AB, Ser B	3,339	106,394
Electrolux AB, Ser B	2,900	73,509
Eniro AB	1,500	18,957
Ericsson, Ser B	214,756	790,403
Getinge AB, Ser B	2,200	50,095
Hennes & Mauritz AB, Ser B	4,300	247,551
Holmen AB, Ser B	700	28,821
Husqvarna AB, Ser B	2,900	47,864
Modern Times Group AB, Ser B	500	29,250
Nordea Bank AB	38,213	610,178
Sandvik AB	14,200	252,162
Scania AB, Ser B	1,400	109,870

Securitas AB, Ser B	3,800	57,957
Securitas Direct AB, Ser B	3,800	10,557
Securitas Systems AB, Ser B	3,800	13,224
Skandinaviska Enskilda Banken AB, Ser A	6,610	211,568
Skanska AB, Ser B	5,319	118,449
SKF AB, Ser B	3,840	79,876
Ssab Svenskt Stal AB, Ser A	3,000	92,585
Svenska Cellulosa AB, Ser B	2,140	114,619
Svenska Handelsbanken, Ser A	10,754	319,564
Tele2 AB, Ser B	1,730	28,368
Teliasonera	18,012	155,414
Volvo AB, Ser A (a)	1,435	123,508
Volvo AB, Ser B (a)	2,978	250,768
		4,224,834
Switzerland 2.2%
ABB, Ltd.	15,790	270,281
ABB, Ltd. - ADR	14,400	247,392
Baloise Holding, AG	650	67,667
Ciba Specialty Chemicals, AG	500	32,938
Clariant, AG (a)	1,660	28,483
Compagnie Financiere Richemont, AG, Class A	3,491	195,213
Converium Holding, AG	3,810	66,784
Credit Suisse Group	12,762	915,810
Geberit, AG (a)	30	46,167
Givaudan, SA	50	46,249
Holcim, Ltd.	1,410	141,215
Kudelski, SA	360	12,680
Logitech International, SA (a)	1,580	43,884
Lonza Group, AG	990	95,159
Nestle, SA	3,788	1,475,267
Nobel Biocare Holding, AG	230	83,850
Novartis, AG	14,990	859,814
Roche Holding, AG	4,503	796,729
Schindler Holding, AG	800	48,718
Serono, SA	34	30,778

Straumann, AG	110	31,548
Swatch Group, AG, Class B	230	60,805
Swatch Group, AG	460	24,587
Swisscom, AG	150	54,222
Swiss Life Holding (a)	260	65,259
Swiss RE	617	56,361
Syngenta, AG	688	131,638
UBS, AG	24,548	1,458,557
Zurich Financial Services, AG	445	128,448
		7,516,503
Turkey 1.4%
Akbank, TAS	110,941	741,201
Anadolu Efes Biracilik ve Malt Sanayii, AS	2,141	70,367
Arcelik, AS	18,200	122,902
Dogan Sirketler Grubu Holding, AS	80,348	133,913
Dogan Yayin Holding, AS (a)	24,364	89,265
Eregli Demir ve Celik Fabrikalari, TAS	42,617	425,558
Ford Otomotiv Sanayi, AS	11,074	97,057
Haci Omer Sabanci Holding, AS	66,569	272,589
Hurriyet Gazetecilik ve Matbaacilik, AS	13,843	40,972
Koc Holding, AS	34,922	158,052
Migros Turk, TAS	14,692	188,927
Trakya Cam Sanayii, AS	8,595	26,180
Tupras-Turkiye Petrol Rafinerileri, AS	13,105	291,850
Turkcell Iletisim Hizmetleri, AS	134,223	684,614
Turk Hava Yollari Anonim Ortakligi (a)	4,807	24,173
Turkiye Garanti Bankasi, AS	115,404	518,157
Turkiye Is Bankasi	147,137	708,202
Turk Sise ve Cam Fabrikalari, AS	13,709	52,197
Yapi ve Kredi Bankasi, AS	97,559	207,453
		4,853,629
United Kingdom 5.2%
3I Group PLC	810	18,107
Aegis Group PLC	28,655	84,583
Alliance Boots PLC	3,046	61,529

Amec PLC	1,974	20,588
Amvescap PLC	1,247	13,742
Anglo American PLC (a)	13,651	719,125
ARM Holdings PLC	26,405	69,628
Arriva PLC	656	9,604
AstraZeneca Group PLC (a)	10,780	579,975
Aviva PLC	16,355	240,899
BAE Systems PLC	21,114	191,126
Balfour Beatty PLC	3,597	33,764
Barclays PLC	35,355	501,624
Barratt Developments PLC	989	21,506
BBA Group PLC	2,643	14,615
Bellway PLC	2,964	92,740
Berkeley Group Holdings PLC (a)	616	19,104
BG Group PLC	25,448	367,070
Biffa PLC	2,926	19,807
Billiton PLC	23,831	531,330
BP PLC	106,942	1,161,660
British Airways PLC (a)	4,367	41,765
British American Tobacco PLC	5,257	164,382
British Land Co. PLC REIT	2,624	78,900
British Sky Broadcasting Group PLC	4,114	45,660
BT Group PLC	46,717	279,243
Bunzl PLC	7,242	102,466
Burberry Group PLC	1,087	13,968
Cadbury Schweppes PLC	11,575	148,512
Capita Group PLC	1,129	15,163
Carnival PLC	1,267	61,060
Centrica PLC	27,593	209,865
Close Brothers Group PLC	400	7,974
Cobham PLC	25,084	103,659
Compass Group PLC	15,355	102,736
Daily Mail & General Trust	1,273	20,341
Diageo PLC	17,990	364,460

Dixons Group PLC	6,592	22,053
Drax Group PLC	4,575	70,853
Electrocomponents PLC	3,621	20,629
EMAP PLC	887	13,205
EMI Group PLC	3,360	15,042
Enterprise Inns PLC	5,554	73,063
Fiberweb PLC	1,415	5,910
FirstGroup PLC	2,304	30,128
Friends Provident PLC	12,632	47,851
GKN PLC	2,721	20,427
GlaxoSmithKline PLC	33,911	932,242
Group 4 Securicor PLC	1,945	7,693
Hammerson PLC REIT	1,443	49,210
Hanson PLC	8,538	137,352
Hays PLC	25,194	77,713
HBOS PLC	21,049	433,681
Home Retail Group	2,806	24,517
HSBC Holdings PLC	30,727	537,846
ICAP PLC	828	8,644
IMI PLC	2,883	32,905
Imperial Chemical Industries PLC	13,968	137,435
Imperial Tobacco Group PLC	2,210	98,939
Intercontinental Hotels Group PLC	3,217	79,512
International Power PLC	2,513	19,608
Invensys PLC (a)	1,907	10,902
Johnson Matthey PLC	1,299	40,286
Kelda Group PLC	3,488	64,383
Kesa Electricals PLC	11,145	74,348
Kingfisher PLC	4,354	23,840
Ladbrokes PLC	12,507	99,063
Land Securities Group PLC REIT	2,349	98,921
Legal & General Group PLC	41,991	131,385
Liberty International PLC REIT	1,254	30,772
Lloyds TSB Group PLC	41,491	457,229

Logica PLC	7,283	25,511
London Stock Exchange PLC	3,080	75,883
Lonmin PLC	1,141	74,544
Man Group PLC	9,695	105,885
Marks & Spencer Group PLC	5,708	75,988
Meggitt PLC	3,472	20,395
Galiform PLC (a)	3,953	12,116
Michael Page International PLC	7,021	73,986
Misys PLC	2,670	12,544
National Express Group PLC	611	15,174
National Grid PLC	19,127	300,171
Next PLC	898	39,743
Northern Rock PLC	3,002	67,641
Pearson PLC	7,114	122,074
Persimmon PLC	1,019	28,194
Provident Financial PLC	4,930	78,000
Prudential Corp. PLC	12,540	177,056
Punch Taverns PLC	1,987	48,759
Rank Group PLC	10,385	41,741
Reckitt Benckiser PLC	5,199	270,708
Reed Elsevier PLC	4,671	55,840
Rentokil Initial PLC	3,088	9,905
Resolution PLC	339	4,139
Reuters Group PLC	5,487	50,317
Rexam PLC	3,287	35,576
Rio Tinto Corp. PLC	9,598	548,113
Rolls-Royce Group PLC (a)	12,251	119,154
Royal Bank of Scotland Group PLC	16,223	633,380
Royal Dutch Shell PLC, Class A	22,866	760,897
Royal Dutch Shell PLC, Class B	15,976	531,623
Sage Group PLC	8,175	41,545
Sainsbury(J) PLC	6,529	70,600
Schroders PLC	382	9,532
Scottish Power PLC	10,267	161,631

Scottish & Southern Energy PLC	8,414	255,151
Serco Group PLC	791	7,160
Severn Trent PLC	1,950	55,027
Signet Group PLC	34,407	84,973
Slough Estates PLC REIT	2,075	32,013
Smith & Nephew PLC	4,796	60,968
Smiths Group PLC	3,721	75,274
Stagecoach Group PLC (a)	1,987	7,038
Tanjong PLC	8,600	38,554
Tate & Lyle PLC	3,753	42,466
Taylor Woodrow PLC	2,418	23,292
Tesco PLC	32,065	280,318
Tomkins PLC	5,994	31,493
Unilever PLC	7,356	221,620
United Business Media PLC	1,038	16,198
United Utilities PLC	1,489	22,137
Vodafone Group PLC	300,523	801,325
Whitbread PLC (a)	1,539	57,148
William Hill PLC	8,657	108,347
Wimpey George PLC	1,617	20,222
Wolseley PLC	3,940	92,342
WPP Group PLC	3,626	54,943
Xstrata PLC	4,293	220,661
Yell Group PLC	2,360	27,772
		17,794,674
United States 34.5%
3M Co.	8,100	619,083
Abbott Laboratories	15,500	864,900
Abercrombie & Fitch Co., Class A	700	52,976
Activision, Inc. (a)	3,200	60,608
Adobe Systems, Inc. (a)	10,300	429,510
Advance Auto Parts, Inc.	1,200	46,260
Advanced Medical Optics, Inc. (a)	800	29,760
Advanced Micro Devices, Inc. (a)	243	3,174
AES Corp. (a)	3,000	64,560

Aetna, Inc.	4,800	210,192
Affiliated Computer Services, Inc., Class A (a)	1,100	64,768
AFLAC, Inc.	4,300	202,358
A.G. Edwards, Inc.	1,200	83,016
Agilent Technologies, Inc. (a)	5,204	175,323
AGL Resources, Inc.	1,700	72,624
Airgas, Inc.	1,300	54,795
Air Products & Chemicals, Inc.	3,200	236,672
Alcoa, Inc.	10,700	362,730
Alliance Data Systems Corp. (a)	800	49,296
Alliant Energy Corp.	2,000	89,640
Alliant Techsystems, Inc. (a)	900	79,128
Allstate Corp.	5,000	300,300
ALLTEL Corp.	2,800	173,600
Altera Corp.	100	1,999
Altria Group, Inc.	19,317	1,696,226
Amazon.com, Inc. (a)	3,000	119,370
AMBAC Financial Group, Inc.	1,000	86,390
AMB Property Corp. REIT	800	47,032
Ameren Corp.	1,000	50,300
American Eagle Outfitters, Inc.	1,950	58,480
American Electric Power Co., Inc.	1,900	92,625
American Express Co.	4,700	265,080
American International Group, Inc.	21,205	1,425,400
American Tower Corp., Class A (a)	3,100	120,745
AmeriCredit Corp. (a)	1,400	32,004
Ameriprise Financial, Inc.	1,400	79,996
Ametek, Inc.	1,350	46,629
Amgen, Inc. (a)	14,500	810,260
Amphenol Corp., Class A	1,200	77,484
Anadarko Petroleum Corp.	9,200	395,416
Analog Devices, Inc.	100	3,449
Anheuser-Busch Cos., Inc.	9,600	484,416
AnnTaylor Stores Corp. (a)	600	23,268

AON Corp.	2,900	110,084
Apache Corp.	4,870	344,309
Apollo Group, Inc., Class A (a)	200	8,780
Apple Computer, Inc. (a)	7,500	696,825
Applera Corp. - Applied Biosystems Group	2,496	73,807
Applied Materials, Inc.	800	14,656
Aqua America, Inc.	1,900	42,655
Arch Coal, Inc.	1,400	42,966
Archer-Daniels-Midland Co.	8,700	319,290
Archstone-Smith Trust REIT	1,000	54,280
Arrow Electronics, Inc. (a)	2,000	75,500
Arthur J. Gallagher & Co.	600	16,998
Associated Banc-Corp.	2,151	72,274
Astoria Financial Corp.	900	23,931
AT&T, Inc.	53,555	2,111,674
Autodesk, Inc. (a)	2,500	94,000
Automatic Data Processing, Inc.	6,800	329,120
Avalonbay Communities, Inc. REIT	400	52,000
Avis Budget Group, Inc. (a)	1,900	51,908
Avnet, Inc. (a)	2,100	75,894
Avon Products, Inc.	9,900	368,874
Baker Hughes, Inc.	3,400	224,842
Bank of America Corp.	40,535	2,068,096
Bank of Hawaii Corp.	300	15,909
Bank of New York Co., Inc.	17,100	693,405
Barnes & Noble, Inc.	500	19,725
Baxter International, Inc.	5,700	300,219
BB & T Corp.	4,200	172,284
BEA Systems, Inc. (a)	5,500	63,745
Beazer Homes USA, Inc.	800	23,224
Beckman Coulter, Inc.	800	51,112
Becton, Dickinson & Co.	2,900	222,981
Bed Bath & Beyond, Inc. (a)	3,400	136,578
Best Buy Co., Inc.	400	19,488

Biogen Idec, Inc. (a)	4,235	187,949
Biomet, Inc. (a)	2,500	106,225
BJ Services Co.	1,900	53,010
BMC Software, Inc. (a)	2,300	70,817
Boeing Co.	7,600	675,716
BorgWarner, Inc.	900	67,878
Boston Properties, Inc. REIT	500	58,700
Boston Scientific Corp. (a)	10,652	154,880
Brinker International, Inc.	3,225	105,457
Brinks Co.	900	57,105
Bristol-Myers Squibb Co.	22,000	610,720
Broadcom Corp., Class A (a)	200	6,414
Brown & Brown, Inc.	700	18,935
Burlington Northern Santa Fe Corp.	9,500	764,085
Cablevision Systems Corp., Class A (a)	3,100	94,333
Cadence Design Systems, Inc. (a)	8,000	168,480
CA, Inc.	5,892	152,662
Cameron International Corp. (a)	1,200	75,348
Campbell Soup Co.	4,900	190,855
Capital One Financial Corp.	846	63,839
Cardinal Health, Inc.	5,300	386,635
Career Education Corp. (a)	1,000	30,500
CarMax, Inc (a)	2,400	58,896
Caterpillar, Inc.	7,700	516,131
CBS Corp., Class B	11,811	361,298
CDW Corp.	800	49,144
Centex Corp.	200	8,356
Cephalon, Inc. (a)	700	49,847
Ceridian Corp. (a)	2,200	76,648
Charles River Laboratories International, Inc. (a)	700	32,382
Charles Schwab Corp.	10,300	188,387
CheckFree Corp. (a)	1,000	37,090
Cheesecake Factory, Inc. (a)	1,600	42,640
Chemtura Corp.	3,300	36,069

Chesapeake Energy Corp.	500	15,440
ChevronTexaco Corp.	18,665	1,380,463
Chico’s FAS, Inc. (a)	1,700	41,531
ChoicePoint, Inc. (a)	933	34,922
C.H. Robinson Worldwide, Inc.	2,300	109,825
Chubb Corp.	4,600	237,682
Cigna Corp.	1,100	156,926
Cincinnati Financial Corp.	1,700	72,080
Cisco Systems, Inc. (a)	73,700	1,881,561
CIT Group, Inc.	400	21,168
Citigroup, Inc.	62,049	3,185,596
Citrix Systems, Inc. (a)	1,800	57,654
City National Corp.	500	36,800
Claire’s Stores, Inc.	1,000	32,120
Clorox Co.	3,300	210,177
Coca-Cola Co.	17,500	840,000
Cognizant Technology Solutions Corp., Class A (a)	2,600	229,502
Colonial Bancgroup, Inc.	1,700	42,075
Comcast Corp., Class A (a)	29,294	760,179
Comerica, Inc.	1,800	106,416
Commerce Bancorp, Inc.	1,700	56,746
Community Health Systems, Inc. (a)	1,000	35,250
Compass Bancshares, Inc.	300	20,640
Computer Sciences Corp. (a)	2,300	119,899
ConAgra Foods, Inc.	11,200	278,992
CONSOL Energy, Inc.	2,600	101,738
Consolidated Edison, Inc.	1,200	61,272
Constellation Energy Group, Inc. (a)	900	78,255
Con-way, Inc.	600	29,904
Corning, Inc. (a)	15,950	362,703
Corporate Executive Board Co.	400	30,384
Costco Wholesale Corp.	5,500	296,120
Countrywide Financial Corp.	600	20,184
Covance, Inc. (a)	900	53,406

Coventry Health Care, Inc. (a)	252	14,125
Cree, Inc. (a)	800	13,168
CSX Corp.	2,300	92,115
Cullen/Frost Bankers, Inc.	600	31,398
CVS Corp.	11,788	402,442
Cytyc Corp. (a)	1,500	51,315
Danaher Corp.	6,100	435,845
Dean Foods Co. (a)	1,345	62,865
Deere & Co.	3,300	358,512
Dell, Inc. (a)	20,100	466,521
Denbury Resources, Inc. (a)	1,900	56,601
Dentsply International, Inc.	1,600	52,400
Developers Diversified Realty Corp. REIT	1,100	69,190
Devon Energy Corp.	6,946	480,802
Diebold, Inc.	900	42,939
Discovery Holding Co., Ser A (a)	2,969	56,797
Dollar Tree Stores, Inc. (a)	1,350	51,624
Dominion Resources, Inc.	1,600	142,032
Dover Corp.	4,500	219,645
Dow Chemical Co.	13,866	635,895
DPL, Inc.	922	28,665
D.R. Horton, Inc.	1,100	24,200
DST Systems, Inc. (a)	800	60,160
DTE Energy Co.	900	43,110
Duke Energy Corp.	5,716	115,978
Duke Realty Corp. REIT	900	39,123
Dun & Bradstreet Corp.	800	72,960
Du Pont (E.I.) de Nemours & Co.	13,850	684,605
Eaton Corp.	2,800	233,968
Eaton Vance Corp.	1,800	64,152
eBay, Inc. (a)	8,400	278,460
Ecolab, Inc.	4,400	189,200
Edison International, Inc.	1,300	63,869
Edwards Lifesciences Corp. (a)	500	25,350

Electronic Arts, Inc. (a)	3,300	166,188
Electronic Data Systems Corp.	5,000	138,400
Eli Lilly & Co.	9,300	499,503
Embarq Corp.	990	55,786
EMC Corp.	27,130	375,750
Emerson Electric Co.	10,700	461,063
Energizer Holdings, Inc. (a)	800	68,264
Energy East Corp.	1,800	43,848
ENSCO International, Inc.	1,100	59,840
Entergy Corp.	1,000	104,920
EOG Resources, Inc.	1,800	128,412
Equitable Resources, Inc.	1,000	48,320
Equity Residential REIT	1,200	57,876
Exelon Corp.	3,200	219,872
Expeditors International Washington, Inc.	2,000	82,640
Express Scripts, Inc. (a)	300	24,216
Exxon Mobil Corp.	51,811	3,909,140
F5 Networks, Inc. (a)	500	33,340
Fair Isaac Corp.	700	27,076
Fannie Mae	800	43,664
Fastenal Co.	1,400	49,070
Federated Department Stores, Inc.	5,478	246,784
FedEx Corp.	3,700	397,491
Fidelity National Financial, Inc., Class A	1,935	46,459
Fidelity National Information Services, Inc.	1,692	76,918
Fifth Third Bancorp	4,300	166,367
First American Corp.	1,000	50,720
First Data Corp.	9,851	264,992
FirstEnergy Corp.	1,500	99,360
Fiserv, Inc. (a)	2,400	127,344
Florida Rock Industries, Inc.	900	60,561
Flowserve Corp.	900	51,471
FMC Technologies, Inc. (a)	800	55,808
Foot Locker, Inc.	1,800	42,390

Ford Motor Co. (a)	21,500	169,635
Fortune Brands, Inc.	200	15,764
FPL Group, Inc.	1,700	103,989
Franklin Resources, Inc.	200	24,166
Freddie Mac	400	23,796
Freeport-McMoRan Copper & Gold, Inc., Class B	4,909	324,927
GameStop Corp., Class A (a)	1,400	45,598
Gannett Co., Inc.	11,000	619,190
Gap, Inc. (The)	5,025	86,480
Genentech, Inc. (a)	5,300	435,236
General Dynamics Corp.	4,000	305,600
General Electric Co.	107,842	3,813,293
General Growth Properties, Inc. REIT	1,100	71,027
General Mills, Inc.	5,800	337,676
General Motors Corp.	5,300	162,392
Gen-Probe, Inc. (a)	600	28,248
Gentex Corp.	1,300	21,125
Genworth Financial, Inc., Class A	4,100	143,254
Genzyme Corp. (a)	2,600	156,052
Gilead Sciences, Inc. (a)	3,200	244,800
Goldman Sachs Group, Inc.	5,400	1,115,802
Google, Inc., Class A (a)	1,900	870,504
Graco, Inc.	1,200	46,992
Grant Prideco, Inc. (a)	1,400	69,776
Halliburton Co.	10,800	342,792
Hanover Compressor Co. (a)	351	7,810
Hanover Insurance Group, Inc.	800	36,896
Harley-Davidson, Inc.	3,200	188,000
Harrah’s Entertainment, Inc.	2,543	214,756
Harris Corp.	1,600	81,520
Harsco Corp.	1,800	80,748
Hartford Financial Services Group, Inc.	2,600	248,508
HCC Insurance Holdings, Inc.	1,250	38,500
Health Net, Inc. (a)	2,300	123,763

Helmerich & Payne, Inc.	1,200	36,408
Henry Schein, Inc. (a)	1,100	60,698
Hewlett-Packard Co.	24,800	995,472
Hillenbrand Industries, Inc.	800	47,496
Hilton Hotels Corp.	14,300	514,228
H.J. Heinz Co.	7,300	343,976
HNI Corp.	800	36,744
Home Depot, Inc.	6,900	253,506
Honeywell International, Inc.	9,200	423,752
Hospira, Inc. (a)	1,480	60,532
Hospitality Properties Trust REIT	800	37,440
Host Marriott Corp. REIT	6,448	169,647
H&R Block, Inc.	7,500	157,800
Hubbell, Inc., Class B	1,100	53,064
Hugoton Royalty Trust (a)	200	5,036
IBM Corp.	13,900	1,310,214
Idearc, Inc.	1,060	37,206
Illinois Tool Works, Inc.	9,900	510,840
IndyMac Bancorp, Inc.	500	16,025
Integrated Device Technology, Inc. (a)	4,200	64,764
Intel Corp.	1,300	24,869
International Game Technology	4,400	177,672
International Paper Co.	7,465	271,726
International Rectifier Corp. (a)	1,300	49,673
Intersil Corp., Class A	2,400	63,576
Intuit, Inc. (a)	3,500	95,760
Intuitive Surgical, Inc. (a)	300	36,471
Investors Financial Services Corp.	800	46,520
Invitrogen Corp. (a)	600	38,190
ITT Industries, Inc.	500	30,160
Jabil Circuit, Inc.	100	2,141
Jacobs Engineering Group, Inc. (a)	1,400	65,310
J.B. Hunt Transport Services, Inc.	2,200	57,728
J.C. Penney Co., Inc.	400	32,864

JDS Uniphase Corp. (a)	1,850	28,175
Jeffries Group, Inc.	1,600	46,320
Johnson Controls, Inc.	2,300	217,626
Johnson & Johnson	26,200	1,578,812
Joy Global, Inc.	1,500	64,350
JPMorgan Chase & Co.	36,581	1,769,789
Juniper Networks, Inc. (a)	5,000	98,400
KeyCorp	3,800	142,386
KeySpan Corp.	800	32,920
Kimberly-Clark Corp.	6,600	452,034
Kimco Realty Corp. REIT	1,100	53,614
Kinder Morgan, Inc.	1,800	191,610
KLA-Tencor Corp.	100	5,332
Kohl’s Corp. (a)	1,900	145,559
Kraft Foods, Inc., Class A	5,900	186,794
Kroger Co.	3,500	98,875
L-3 Communications Holdings, Inc.	400	34,988
Laboratory Corp. of America Holdings (a)	1,700	123,471
Lam Research Corp. (a)	2,000	94,680
Laureate Education, Inc. (a)	600	35,382
Lear Corp. (a)	800	29,208
Legg Mason, Inc.	1,250	117,762
Lehman Brothers Holdings, Inc.	10,378	727,186
Leucadia National Corp.	1,900	55,898
Lexmark International, Inc., Class A (a)	1,600	93,536
Liberty Global Inc., Class A, (a)	2,024	66,650
Liberty Global Inc., Ser C (a)	2,024	62,015
Liberty Media Corp. - Capital, Ser A (a)	1,499	165,774
Liberty Media Corp. - Interactive, Ser A (a)	7,599	181,008
Liberty Property Trust REIT	700	34,104
Limited Brands, Inc.	5,200	135,512
Lincare Holdings, Inc. (a)	1,200	43,980
Lincoln National Corp.	2,515	170,492
Linear Technology Corp.	100	3,159

Lockheed Martin Corp.	4,300	417,186
Lowe’s Cos., Inc.	6,400	201,536
Lubrizol Corp.	1,000	51,530
Lyondell Chemical Co.	3,000	89,910
Macerich Co. REIT	500	46,180
Mack-Cali Realty Corp. REIT	700	33,341
Manpower, Inc.	1,200	88,524
Marathon Oil Corp.	3,200	316,256
Marriott International, Inc., Class A	400	19,584
Marshall & Ilsley Corp.	200	9,262
Marsh & McLennan Cos., Inc.	4,700	137,663
Martin Marietta Materials, Inc.	700	94,640
Masco Corp.	6,000	164,400
Maxim Integrated Products, Inc.	100	2,940
MBIA, Inc.	2,000	130,980
McAfee, Inc. (a)	1,600	46,528
McDonald’s Corp.	9,500	427,975
McKesson Corp.	2,783	162,917
MDU Resources Group, Inc.	2,100	60,354
MeadWestvaco Corp.	5,400	166,536
Medco Health Solutions, Inc. (a)	2,273	164,861
Medtronic, Inc.	10,400	510,224
Mellon Financial Corp.	11,400	491,796
MEMC Electronic Materials, Inc. (a)	1,800	109,044
Merck & Co., Inc.	19,300	852,481
Merrill Lynch & Co., Inc.	13,200	1,078,044
MetLife, Inc.	6,200	391,530
Microchip Technology, Inc.	2,800	99,484
Micron Technology, Inc. (a)	200	2,416
Microsoft Corp.	102,600	2,859,462
Millennium Pharmaceuticals, Inc. (a)	8,649	98,253
Mohawk Industries, Inc. (a)	700	57,435
MoneyGram International, Inc.	900	24,984
Monsanto Co.	8,324	457,487

Moody’s Corp.	1,800	111,708
Motorola, Inc.	25,400	448,818
MSC Industrial Direct, Co., Inc., Class A	900	42,012
M & T Bank Corp.	169	19,575
National City Corp.	4,413	164,384
National Fuel Gas Co.	200	8,652
National-Oilwell Varco, Inc. (a)	367	28,549
National Semiconductor Corp.	100	2,414
Network Appliance, Inc. (a)	4,900	178,948
Newfield Exploration Co. (a)	1,200	50,052
Newmont Mining Corp.	6,500	272,935
New Plan Excel Realty Trust REIT	1,000	33,030
News Corp., Class A	7,245	167,504
News Corp., Class B	4,848	118,631
New York Community Bancorp, Inc.	2,293	40,334
NII Holdings, Inc., Class B (a)	1,100	81,598
NiSource, Inc.	2,049	50,078
Noble Energy, Inc.	1,700	101,405
Norfolk Southern Corp.	3,400	172,040
Northeast Utilities	1,500	49,155
Northern Trust Corp.	3,700	222,518
Northrop Grumman Corp.	4,000	296,880
Novellus Systems, Inc. (a)	100	3,202
NSTAR	400	14,048
Nucor Corp.	4,900	319,137
NVIDIA Corp. (a)	200	5,756
Occidental Petroleum Corp.	7,500	369,825
Office Depot, Inc. (a)	400	14,056
OGE Energy Corp.	1,400	54,320
Old Republic International Corp.	2,962	65,519
Omnicare, Inc.	1,300	51,701
Omnicom Group, Inc.	3,500	358,330
ONEOK, Inc.	1,300	58,500
Oracle Corp. (a)	46,214	837,860

O’Reilly Automotive, Inc. (a)	1,200	39,720
OSI Restaurant Partners, Inc.	1,300	51,350
PACCAR, Inc.	2,975	218,365
Parker Hannifin Corp.	2,600	224,406
Patterson - UTI Energy, Inc.	1,800	40,392
Paychex, Inc.	4,200	159,054
PDL BioPharma, Inc. (a)	1,100	23,870
Peabody Energy Corp.	6,000	241,440
Pentair, Inc.	1,300	40,508
Pepco Holdings, Inc.	2,000	58,040
PepsiCo, Inc.	15,600	991,536
PETsMART, Inc.	1,800	59,328
Pfizer, Inc.	55,960	1,413,550
PG&E Corp.	1,900	91,713
Pharmaceutical Product Development, Inc.	1,000	33,690
Pioneer Natural Resources Co.	1,300	56,043
Plains Exploration & Production Co. (a)	700	31,598
Plum Creek Timber Co., Inc. REIT	1,200	47,304
PMI Group, Inc.	1,300	58,786
PNC Financial Services Group, Inc.	3,604	259,380
Pogo Producing Co.	600	28,860
Polo Ralph Lauren Corp., Class A	900	79,335
PPG Industries, Inc.	1,600	112,496
PPL Corp.	1,800	73,620
Praxair, Inc.	5,500	346,280
Precision Castparts Corp.	1,500	156,075
Pride International, Inc. (a)	1,400	42,140
Principal Financial Group, Inc.	2,400	143,688
Procter & Gamble Co.	39,077	2,468,103
Progress Energy, Inc.	1,200	60,528
Progressive Corp.	5,500	120,010
ProLogis REIT	1,000	64,930
Protective Life Corp.	1,100	48,444
Prudential Financial, Inc.	5,330	481,086

Public Service Enterprise Group, Inc.	1,100	91,344
Public Storage, Inc. REIT	400	37,868
Pulte Homes, Inc.	200	5,292
QLogic Corp. (a)	2,500	42,500
QUALCOMM, Inc.	17,100	729,486
Questar Corp.	800	71,368
Quest Diagnostics, Inc.	2,200	109,714
Quicksilver Resources, Inc. (a)	400	15,908
Qwest Communications International, Inc. (a)	11,000	98,890
Radian Group, Inc.	1,300	71,344
Raymond James Financial, Inc.	1,700	50,592
Rayonier, Inc. REIT	900	38,700
Raytheon Co.	5,200	272,792
Realogy Corp. (a)	4,550	134,726
Regency Centers Corp. REIT	1,000	83,550
Regions Financial Corp.	7,250	256,433
Republic Services, Inc.	2,100	58,422
Rockwell Automation, Inc.	2,600	155,662
Rockwell Collins, Inc.	1,700	113,781
Rohm & Haas Co.	1,900	98,268
Ross Stores, Inc.	1,500	51,600
Ryland Group, Inc.	500	21,095
SAFECO Corp.	1,200	79,716
Safeway, Inc.	2,900	106,256
Saks, Inc. (a)	1,600	33,344
SanDisk Corp. (a)	3,600	157,680
Sanmina-SCI Corp. (a)	7,300	26,426
Sara Lee Corp.	15,300	258,876
SCANA Corp.	1,078	46,537
Sears Holdings Corp. (a)	200	36,032
SEI Investments Co.	900	54,207
Sempra Energy	1,000	61,010
Sepracor, Inc. (a)	1,000	46,630
Sierra Pacific Resources (a)	2,700	46,926

Simon Property Group, Inc. REIT	1,100	122,375
SLM Corp.	1,900	77,710
Smithfield Foods, Inc. (a)	1,200	35,940
Smith International, Inc.	1,900	91,295
Solectron Corp. (a)	9,900	31,185
Sonoco Products Co.	2,200	82,676
Southern Co.	3,500	128,275
Southwest Airlines Co.	2,900	42,630
Southwestern Energy Co. (a)	1,600	65,568
Sovereign Bancorp, Inc.	1,270	32,309
Spectra Energy Corp.	3,008	79,020
Sprint Nextel Corp., Ser 1	20,200	382,992
SPX Corp.	2,300	161,460
Stancorp Financial Group, Inc.	700	34,419
Staples, Inc.	8,475	218,994
Starbucks Corp. (a)	5,400	169,344
Starwood Hotels & Resorts Worldwide, Inc.	7,300	473,405
State Street Corp.	8,000	518,000
Stericycle, Inc. (a)	300	24,450
St. Jude Medical, Inc. (a)	3,200	120,352
Stryker Corp.	2,300	152,536
Sun Microsystems, Inc. (a)	31,400	188,714
Sunoco, Inc.	400	28,176
SunTrust Banks, Inc.	3,200	265,728
SUPERVALU, Inc.	455	17,777
Synopsys, Inc. (a)	3,000	78,690
Synthes, Inc.	500	61,721
Sysco Corp.	700	23,681
Target Corp.	5,000	296,300
TCF Financial Corp.	1,700	44,812
Td Banknorth, Inc.	245	7,879
Teleflex, Inc.	800	54,456
Telephone & Data Systems, Inc.	800	47,696
Tellabs, Inc. (a)	302	2,990

Tenet Healthcare Corp. (a)	6,650	42,760
Teradyne, Inc. (a)	100	1,654
Texas Instruments, Inc.	600	18,060
Textron, Inc.	1,100	98,780
Thermo Fisher Scientific, Inc. (a)	448	20,944
Thomas & Betts Corp. (a)	1,000	48,820
Tidewater, Inc.	700	41,006
Time Warner, Inc.	32,300	636,956
Timken Co.	1,200	36,372
TJX Cos., Inc.	4,900	132,104
Toll Brothers, Inc. (a)	1,100	30,118
TravelCenters of America LLC (a)	80	3,074
Travelers Cos., Inc. (The)	5,669	293,484
Triad Hospitals, Inc. (a)	1,000	52,250
T. Rowe Price Group, Inc.	400	18,876
TXU Corp.	2,700	173,070
Tyson Foods, Inc., Class A	738	14,325
UDR, Inc. REIT	1,800	55,116
Union Pacific Corp.	2,300	233,565
UnitedHealth Group, Inc.	9,654	511,372
United Parcel Service, Inc., Class B	8,100	567,810
United Technologies Corp.	10,900	708,500
Universal Health Services, Inc., Class B	500	28,630
UnumProvident Corp.	2,100	48,363
Urban Outfitters, Inc. (a)	1,500	39,765
U.S. Bancorp	17,350	606,730
Valero Energy Corp.	6,644	428,472
Valspar Corp.	2,200	61,226
Varian Medical Systems, Inc. (a)	1,400	66,766
VeriSign, Inc. (a)	1,800	45,216
Verizon Communications, Inc.	31,300	1,186,896
Vertex Pharmaceuticals, Inc. (a)	1,000	28,040
Viacom, Inc., Class B (a)	11,411	469,106
Vishay Intertechnology, Inc. (a)	4,800	67,104

Vornado Realty Trust REIT	700	83,538
Vulcan Materials Co.	1,750	203,840
Wachovia Corp.	14,604	803,950
Walgreen Co.	8,400	385,476
Wal-Mart Stores, Inc.	12,200	572,790
Walt Disney Co.	26,000	895,180
Washington Mutual, Inc.	900	36,342
Washington Post Co., Class B	100	76,350
Waters Corp. (a)	500	29,000
Webster Financial Corp.	700	33,607
Weingarten Realty Investors REIT	1,100	52,316
WellPoint, Inc. (a)	4,800	389,280
Wells Fargo & Co.	29,500	1,015,685
Western Digital Corp. (a)	2,300	38,663
Western Union Co.	9,851	216,229
Weyerhaeuser Co.	4,150	310,171
Williams Cos., Inc.	1,100	31,306
Williams-Sonoma, Inc.	1,400	49,644
Wilmington Trust Corp.	1,200	50,604
Windstream Corp.	3,011	44,232
Wisconsin Energy Corp.	1,300	63,076
Wm. Wrigley Jr. Co.	250	12,733
W.R. Berkley Corp.	1,650	54,648
Wyeth	15,000	750,450
Wyndham Worldwide Corp. (a)	3,600	122,940
Xcel Energy, Inc.	2,100	51,849
Xerox Corp. (a)	9,700	163,833
Xilinx, Inc.	100	2,573
XTO Energy, Inc.	2,466	135,161
Yahoo!, Inc. (a)	12,900	403,641
Yum! Brands, Inc.	2,800	161,728
Zebra Technologies Corp., Class A (a)	600	23,166
Zimmer Holdings, Inc. (a)	2,460	210,109
		118,882,138
Total Common Stocks 95.1%		328,139,228

Preferred Stocks 2.3%
Brazil 2.0%
Ambev Cia De Bebid	708,685	390,405
Aracruz Celulos, SA	18,935	98,245
Banco Bradesco, SA (a)	29,014	591,461
Banco Itau Holding Financiera	22,458	783,735
Brasil Telecom Participacoes, SA	10,004,709	89,835
Companhia Energetica de Minas Gerais	4,181,248	204,973
Companhia Vale do Rio Doce (a)	53,195	1,662,747
Contax Participacoes, SA	6,605	6,187
Electrobras, SA (a)	4,753,131	103,354
Embratel Participacoes, SA	2,947,812	8,613
Gerdau, SA	14,811	271,448
Klabin, SA	25,390	70,244
Petroleo Brasileiro, SA	91,779	2,055,372
Sadia, SA (a)	20,489	78,066
Tele Norte Leste Participacoes	11,705	162,199
Usiminas, SA (a)	4,336	209,992
Vivo Participacoes, SA	17,949	62,377
Votorantim Celulose e Papel, SA (a)	4,007	73,477
		6,922,730
Germany 0.2%
Henkel KGaA	1,300	192,190
Porsche, AG	160	244,456
RWE, AG	750	74,491
Volkswagen, AG	1,962	201,891
		713,028
Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	321	150,980

United Kingdom 0.0%
Rolls-Royce Group (a)	725,259	1,427

Total Preferred Stocks 2.3%		7,788,165

Investment Companies 0.0%
Bell Aliant Regional Communications Income Fund	457	11,683
CI Financial Income Fund	4,700	112,360

Total Investment Companies 0.0%		124,043

Total Long-Term Investments 97.4% (Cost $239,787,146)		336,051,436

Repurchase Agreements 1.6%

Citigroup Global Markets, Inc. ($1,433,013 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.30%, dated 03/30/07, to be sold on 04/02/07 at $1,433,646)		1,433,013
State Street Bank & Trust Co. ($4,008,987 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.13%, dated 03/30/07, to be sold on 04/02/07 at $4,010,701)		4,008,987

Total Repurchase Agreements 1.6% (Cost $5,442,000)		5,442,000

Total Investments 99.0% (Cost $245,229,146)		341,493,436

Foreign Currency 0.2% (Cost $676,043)		686,405

Other Assets in Excess of Liabilities 0.8%		2,755,604

Net Assets 100.0%		$344,935,445

Percentages are calculated as a percentage of net assets.

(a)   Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2007:

		Unrealized
		Appreciation/
	Contracts	Depreciation

Long Contracts:
Dax Index, June 2007 (Current Notional Value of $232,738 per contract)	13	$154,519
FTSE 100 Index, June 2007 (Current Notional Value of $124,486 per contract)	32	40,536
Hang Seng Stock Index, April 2007 (Current Notional Value of $127,203 per contract)	5	11,633
MSCI Taiwan Stock Index, April 2007 (Current Notional Value of $31,120 per contract)	103	(41,715)
	153	164,973
Short Contracts:
DJ Euro Stoxx 50 Index, June 2007 (Current Notional Value of $54,903 per contract)	36	(109,250)
	189	$55,723

Forward foreign currency exchange contracts outstanding as of March 31, 2007:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Long Contracts:
Australian Dollar
1,172,027 expiring 05/16/07	US $	$946,967	$30,793
716,685 expiring 05/16/07	US $	579,062	18,550
1,002,492 expiring 05/16/07	US $	809,986	9,622
			58,965
Canadian Dollar
4,984 expiring 04/02/07	US $	4,316	78

Euro
667,867 expiring 05/16/07	US $	893,844	13,995
890,984 expiring 05/16/07	US $	1,192,454	19,165
1,289,788 expiring 05/16/07	US $	1,726,195	23,195
2,526,510 expiring 06/14/07	US $	3,385,074	39,141
5,294,224 expiring 06/14/07	US $	7,093,318	80,694
4,041,266 expiring 06/14/07	US $	5,414,577	64,668
1,302,104 expiring 05/16/07	US $	1,742,678	7,039
			247,897

Japanese Yen
942,511,179 expiring 05/16/07	US $	8,048,873	155,806
32,385,180 expiring 06/14/07	US $	277,527	(1,146)
355,500,000 expiring 06/14/07	US $	3,046,478	(10,526)
813,605,246 expiring 05/16/07	US $	6,948,040	1,719
801,485,304 expiring 05/16/07	US $	6,844,538	(78,013)
			67,840

Pound Sterling
4,334,174 expiring 05/16/07	US $	8,527,695	27,578
5,701,258 expiring 05/16/07	US $	11,217,498	34,652
416,645 expiring 05/16/07	US $	819,770	4,270
			66,500

Swiss Franc
2,220,120 expiring 05/16/07	US $	1,834,384	30,039
2,096,924 expiring 05/16/07	US $	1,732,592	28,108
			58,147

Short Contracts:
Euro
2,558,512 expiring 05/16/07	US $	3,424,199	(45,699)
1,125,227 expiring 06/14/07	US $	1,507,604	(17,477)
218,454 expiring 06/14/07	US $	292,689	(3,594)
93,521 expiring 06/14/07	US $	125,302	(1,449)
1,166,415 expiring 06/14/07	US $	1,562,788	(19,091)
948,276 expiring 05/16/07	US $	1,269,130	(14,030)
1,899,724 expiring 05/16/07	US $	2,542,506	(10,706)
			(112,046)
Hong Kong Dollar
91,826,392 expiring 05/16/07	US $	11,770,160	12,273

Japanese Yen
196,632,480 expiring 05/16/07	US $	1,679,205	(32,367)
2,435,329,857 expiring 05/16/07	US $	20,797,271	(403,948)
778,338,311 expiring 05/16/07	US $	6,646,867	(127,438)
315,141,530 expiring 05/16/07	US $	2,691,251	42,478
357,398,829 expiring 05/16/07	US $	3,052,121	21,498
962,783,017 expiring 05/16/07	US $	8,221,991	15,090
1,271,678,176 expiring 05/16/07	US $	10,859,899	9,340
			(475,347)
Pound Sterling
868,953 expiring 05/16/07	US $	1,709,707	(20,406)
1,292,838 expiring 05/16/07	US $	2,543,721	(11,921)
			(32,327)
Swiss Franc
2,220,120 expiring 05/16/07	US $	1,834,384	(29,537)
2,096,924 expiring 05/16/07	US $	1,732,592	(28,288)
			(57,825)
			$(165,845)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$37,855,027	11.0%
Integrated Oil & Gas	18,339,643	5.3
Pharmaceuticals	13,538,094	3.9
Integrated Telecommunication Services	11,498,404	3.3
Wireless Telecommunication Services	10,760,638	3.1
Industrial Conglomerates	9,665,265	2.8
Automobile Manufacturers	9,164,637	2.7
Other Diversified Financial Services	8,920,954	2.6
Electric Utilities	6,874,463	2.0
Oil & Gas Exploration & Production	6,813,961	2.0
Diversified Metals & Mining	6,586,479	1.9
Steel	6,515,872	1.9
Real Estate Management & Development	5,680,839	1.6
Industrial Machinery	5,678,974	1.6
Multi-Line Insurance	5,257,698	1.5
Communications Equipment	5,135,094	1.5
Packaged Foods & Meats	4,671,865	1.4
Investment Banking & Brokerage	4,553,043	1.3
Computer Hardware	4,499,449	1.3
Aerospace & Defense	4,479,133	1.3
Household Products	4,241,553	1.2
Life & Health Insurance	4,114,388	1.2
Systems Software	4,037,441	1.2
Diversified Capital Markets	3,783,025	1.1
Electronic Equipment Manufacturers	3,727,325	1.1
Diversified Chemicals	3,710,772	1.1
Construction & Farm Machinery & Heavy Trucks	3,450,450	1.0
Regional Banks	3,286,404	1.0
Property & Casualty Insurance	3,277,469	1.0
Semiconductors	3,099,341	0.9

Multi-Utilities	3,058,265	0.9
Railroads	2,925,935	0.8
Oil & Gas Refining & Marketing	2,839,454	0.8
Health Care Equipment	2,813,940	0.8
Tobacco	2,762,218	0.8
Construction & Engineering	2,620,625	0.8
Asset Management & Custody Banks	2,619,591	0.8
Movies & Entertainment	2,583,567	0.7
Consumer Electronics	2,581,643	0.7
Broadcasting & Cable TV	2,352,359	0.7
Biotechnology	2,300,390	0.7
Trading Companies & Distributors	2,275,721	0.7
Hypermarkets & Super Centers	2,242,916	0.7
Oil & Gas Equipment & Services	2,217,931	0.6
Construction Materials	2,197,387	0.6
Soft Drinks	2,154,979	0.6
Application Software	2,041,340	0.6
Air Freight & Logistics	1,928,422	0.6
IT Consulting & Other Services	1,926,515	0.6
Food Retail	1,860,748	0.5
Heavy Electrical Equipment	1,823,924	0.5
Publishing	1,799,991	0.5
Hotels, Resorts & Cruise Lines	1,780,744	0.5
Data Processing & Outsourced Services	1,744,903	0.5
Internet Software & Services	1,734,511	0.5
Specialty Chemicals	1,720,230	0.5
Brewers	1,684,462	0.5
Office Electronics	1,556,395	0.5
Managed Health Care	1,405,658	0.4
Paper Products	1,389,505	0.4
Auto Parts & Equipment	1,366,770	0.4
Electrical Components & Equipment	1,359,009	0.4
Building Products	1,351,380	0.4
Restaurants	1,321,253	0.4

Apparel Retail	1,307,587	0.4
Homebuilding	1,219,693	0.4
Department Stores	1,195,374	0.3
Airlines	1,153,944	0.3
Specialized Finance	1,129,944	0.3
Commodity Chemicals	1,094,599	0.3
Retail REIT’s	1,094,551	0.3
Computer Storage & Peripherals	1,076,631	0.3
Fertilizers & Agricultural Chemicals	1,046,435	0.3
Oil & Gas Drilling	1,019,736	0.3
Home Entertainment Software	993,388	0.3
Industrial Gases	974,853	0.3
Gas Utilities	962,048	0.3
Reinsurance	960,616	0.3
Gold	959,628	0.3
Casinos & Gaming	907,138	0.3
Aluminum	868,417	0.3
Health Care Services	856,727	0.2
Apparel, Accessories & Luxury Goods	850,403	0.2
Drug Retail	849,447	0.2
Tires & Rubber	848,116	0.2
Coal & Consumable Fuels	839,102	0.2
Independent Power Producers & Energy Traders	835,986	0.2
Highways & Railtracks	834,921	0.2
Thrifts & Mortgage Finance	828,554	0.2
Semiconductor Equipment	758,985	0.2
Health Care Distributors	736,333	0.2
Marine	679,893	0.2
Consumer Finance	620,946	0.2
Precious Metals & Minerals	597,389	0.2
Personal Products	588,658	0.2
Oil & Gas Storage & Transportation	576,655	0.2
Advertising	562,254	0.2

Diversified Commercial & Professional Services	557,217	0.2
Home Improvement Retail	539,986	0.2
Agricultural Products	527,316	0.2
Office	525,912	0.2
Multi-Sector Holdings	514,186	0.2
Trucking	510,689	0.1
Marine Ports & Services	488,045	0.1
Photographic Products	483,356	0.1
Water Utilities	448,124	0.1
Specialty Stores	429,196	0.1
Diversified REIT’s	428,875	0.1
General Merchandise Stores	419,136	0.1
Distillers & Vintners	389,171	0.1
Computer & Electronics Retail	380,453	0.1
Electronic Manufacturing Services	359,189	0.1
Specialized REIT’s	330,959	0.1
Motorcycle Manufacturers	313,595	0.1
Forest Products	310,171	0.1
Insurance Brokers	283,680	0.1
Distributors	283,119	0.1
Human Resource & Employment Services	268,086	0.1
Paper Packaging	260,024	0.1
Health Care Facilities	247,529	0.1
Industrial	222,741	0.1
Technology Distributors	221,167	0.1
Residential REIT’s	219,272	0.1
Household Appliances	211,562	0.1
Commercial Printing	206,782	0.1
Catalog Retail	205,525	0.1
Automotive Retail	205,050	0.1
Home Furnishing Retail	198,338	0.1
Environmental & Facilities Services	184,738	0.1
Specialized Consumer Services	157,800	0.0	*

Metal & Glass Containers	139,447	0.0	*
Leisure Products	123,049	0.0	*
Internet Retail	119,370	0.0	*
Housewares & Specialties	115,825	0.0	*
Leisure Facilities	113,304	0.0	*
Footwear	110,894	0.0	*
Airport Services	109,025	0.0	*
Education Services	108,263	0.0	*
Health Care Supplies	99,312	0.0	*
Home Furnishings	83,184	0.0	*
Office Services & Supplies	77,393	0.0	*
Life Sciences Tools & Services	54,634	0.0	*
Textiles	25,661	0.0	*
Food Distributors	23,681	0.0	*
Health Care Technology	21,886	0.0	*
Noncaptive-Diversified Finance	6,187	0.0	*
	$336,051,436	97.4%

*Amount is less than 0.1%

Van Kampen Global Franchise Fund

Portfolio of Investments    March 31, 2007  (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.4%
Canada 1.4%
Torstar Corp., Class B	2,066,692	$35,283,239

Finland 3.9%
Kone Oyj, Class B	1,720,741	98,313,346

France 7.9%
Groupe Danone	385,041	62,905,867
Pernod-Ricard, SA	316,320	64,152,466
Sanofi-Aventis, SA	825,337	71,774,475
		198,832,808
Japan 2.5%
Kao Corp.	2,162,000	63,296,843

Netherlands 6.4%
Reed Elsevier, NV	3,261,996	57,693,798
Wolters Kluwer, NV - CVA	3,466,807	104,015,278
		161,709,076
Spain 4.2%
Altadis, SA	1,649,077	105,894,347

Sweden 3.5%
Swedish Match AB	4,913,306	87,777,815

Switzerland 4.9%
Nestle, SA (Registered)	161,832	63,026,782
Novartis, AG	1,031,723	59,178,779
		122,205,561
United Kingdom 37.2%
British American Tobacco PLC	6,374,741	199,332,574
Cadbury Schweppes PLC	13,387,176	171,762,519
Diageo PLC	3,068,647	62,167,745
GlaxoSmithKline PLC	2,771,644	76,194,862
Imperial Tobacco Group PLC	2,598,507	116,331,445
Reckitt Benckiser PLC	2,423,968	126,214,297

United Kingdom (continued)
SMG PLC	13,249,961	16,556,943
Unilever PLC	2,626,989	79,145,327
WPP Group PLC	6,022,109	91,249,642
		938,955,354
United States 26.5%
Altria Group, Inc.	1,328,533	116,658,483
Brown-Forman Corp., Class B	643,096	42,161,374
Career Education Corp. (a)	1,872,119	57,099,629
Fortune Brands, Inc.	825,613	65,074,816
Harley-Davidson, Inc.	929,873	54,630,039
Kellogg Co.	1,301,958	66,959,700
Kimberly-Clark Corp.	919,955	63,007,718
New York Times Co., Class A	1,931,674	45,413,656
Pfizer, Inc.	3,823,039	96,569,965
Scotts Miracle-Gro Co., Class A	1,374,281	60,509,592
Weight Watchers International, Inc.	14,153	652,312
		668,737,284
Total Common Stocks 98.4%		2,481,005,673
Preferred Stock 0.2%
Germany 0.2%
Henkel KGaA	36,477	5,392,706

Total Long-Term Investments 98.6% (Cost $1,706,446,708)		2,486,398,379

Repurchase Agreements 2.1%
Citigroup Global Markets, Inc. ($13,888,530 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.30%, dated 03/30/07, to be sold on 04/02/07 at $13,894,665)		13,888,530

State Street Bank & Trust Co. ($38,854,470 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.13%, dated 03/30/07, to be sold on 04/02/07 at $38,871,080)	38,854,470

Total Repurchase Agreements 2.1% (Cost $52,743,000)	52,743,000

Total Investments 100.7% (Cost $1,759,189,708)	2,539,141,379

Foreign Currency 0.3% (Cost $7,855,507)	7,895,778

Liabilities in Excess of Other Assets (1.0%)	(25,416,845)

Net Assets 100.0%	$2,521,620,312

Percentages are calculated as a percentage of net assets.

(a)    Non-income producing security as this stock currently does not declare dividends.

CVA - Certification Van Aandelen

Forward foreign currency contracts outstanding as of March 31, 2007:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Short Contracts:
Pound Sterling 196,725,000 expiring 04/24/07	US	$387,105,953	$1,250,352

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Tobacco	$625,994,664	24.8%

Packaged Foods & Meats	443,800,195	17.6

Pharmaceuticals	303,718,081	12.0

Household Products	257,911,564	10.2

Publishing	242,405,971	9.6

Distillers & Vintners	168,481,585	6.7

Industrial Machinery	98,313,346	3.9

Advertising	91,249,642	3.6

Housewares & Specialties	65,074,816	2.6

Fertilizers & Agricultural Chemicals	60,509,592	2.4

Education Services	57,099,629	2.3

Motorcycle Manufacturers	54,630,039	2.2

Broadcasting & Cable TV	16,556,943	0.7

Specialized Consumer Services	652,312	0.0 *

	$2,486,398,379	98.6%

*Amount is less than 0.1%

Van Kampen Global Value Equity Fund

Portfolio of Investments • March 31, 2007 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 98.7%
Australia 2.0%
Boral, Ltd.	338,173	$2,254,595
Foster’s Group, Ltd.	454,219	2,517,434
Goodman Fielder, Ltd.	1,892,399	3,735,982
		8,508,011
Bermuda 4.0%
Ingersoll-Rand Co., Ltd., Class A	187,529	8,133,133
Tyco International, Ltd.	284,342	8,970,990
		17,104,123
Cayman Islands 1.4%
XL Capital, Ltd., Class A	85,665	5,993,123

France 7.4%
BNP Paribas, SA	107,496	11,227,970
France Telecom, SA	86,988	2,297,332
Lafarge, SA	41,714	6,558,116
Sanofi-Aventis	59,592	5,182,349
Total, SA	92,808	6,502,624
		31,768,391
Germany 2.9%
BASF, AG	25,199	2,837,041
BMW, AG	78,560	4,635,393
DaimlerChrysler, AG	61,362	5,032,984
		12,505,418
Ireland 2.9%
Bank of Ireland	308,992	6,666,187
Kerry Group PLC, Ser A	203,517	5,654,858
		12,321,045
Italy 1.8%
ENI S.p.A.	238,231	7,752,348

Japan 8.4%
Astellas Pharma, Inc.	94,900	4,091,073
Canon, Inc.	113,600	6,102,240

Kao Corp.	155,000	4,537,933
Mitsui Sumitomo Insurance Co., Ltd.	180,000	2,259,165
Nissan Motor Co., Ltd.	305,700	3,276,469
SANKYO Co., Ltd.	99,500	4,373,812
Sumitomo Electric Industries, Ltd.	321,900	4,895,153
Takeda Pharmaceutical Co., Ltd.	103,400	6,782,773
		36,318,618
Netherlands 4.0%
Chicago Bridge & Iron Co., NV	150,147	4,617,020
Koninklijke Royal Philips Electronics, NV	52,651	2,010,845
Unilever, NV - CVA	231,456	6,740,353
Wolters Kluwer, NV - CVA	125,693	3,771,191
		17,139,409
Republic of China (Taiwan) 0.6%
Chunghwa Telecom Co., Ltd. - ADR	139,664	2,782,107

Republic of Korea (South Korea) 0.7%
SK Telecome Co., Ltd. - ADR	132,170	3,095,421

Singapore 0.9%
ComfortDelGro Corp., Ltd.	2,955,000	3,875,985

Spain 2.2%
Banco Bilbao Vizcaya Argentaria, SA	194,506	4,775,691
Telefonica, SA	204,223	4,501,387
		9,277,078
Switzerland 2.6%
Novartis, AG	31,459	1,804,462
Syngenta, AG (Registered)	22,411	4,287,996
UBS, AG (Registered)	85,653	5,089,204
		11,181,662
United Kingdom 21.6%
Barclays PLC	443,026	6,285,738
Cadbury Schweppes PLC	811,427	10,410,914
Diageo PLC	216,997	4,396,144

GlaxoSmithKline PLC	366,308	10,070,120
Imperial Tobacco Group PLC	212,291	9,503,965
Old Mutual PLC	1,556,128	5,025,112
Reed Elsevier PLC	440,563	5,266,791
Rolls-Royce Group PLC	743,551	7,231,848
Rolls-Royce Group PLC, Class B	44,585,533	87,738
Royal Bank of Scotland Group PLC	227,980	8,900,825
Royal Dutch Shell PLC, Class A - ADR	125,184	8,299,699
Vodafone Group PLC	1,482,836	3,953,887
William Morrison Supermarkets PLC	1,085,222	6,593,521
WPP Group PLC	467,561	7,084,690
		93,110,992
United States 35.3%
Alcoa, Inc.	93,694	3,176,227
Altria Group, Inc.	130,926	11,496,612
American Electric Power Co., Inc.	52,720	2,570,100
American International Group, Inc.	30,399	2,043,421
AT&T, Inc.	70,296	2,771,771
BJ’s Wholesale Club, Inc. (a)	105,718	3,576,440
Boeing Co.	26,863	2,388,389
Chevron Corp.	100,372	7,423,513
Citigroup, Inc.	159,575	8,192,581
Dominion Resources, Inc.	52,345	4,646,666
Domtar Corp. (a)	11	102
EMC Corp. (a)	438,021	6,066,591
First Data Corp.	166,697	4,484,149
Freddie Mac	110,054	6,547,113
Hewlett-Packard Co.	106,158	4,261,182
International Business Machines Corp.	95,497	9,001,547
Marsh & McLennan Co., Inc.	213,640	6,257,516
McAfee, Inc. (a)	121,764	3,540,897
Mellon Financial Corp.	144,745	6,244,299
Merrill Lynch & Co., Inc.	70,054	5,721,310
Northrop Grumman Corp.	28,819	2,138,946

Peabody Energy Corp.	105,867	4,260,088
Pentair, Inc.	70,570	2,198,961
Pfizer, Inc.	237,995	6,011,754
Schering-Plough Corp.	385,169	9,825,661
Travelers Cos., Inc.	83,060	4,300,016
UnitedHealth Group, Inc.	119,282	6,318,368
Verizon Communications, Inc.	102,515	3,887,369
Viacom, Inc., Class B (a)	46,933	1,929,416
Weyerhaeuser Co.	30,812	2,302,889
Wyeth, Inc.	163,511	8,180,455
		151,764,349

Total Long-Term Investments 98.7% (Cost $316,413,443)		424,498,080
Repurchase Agreements 1.6%
Citigroup Global Markets, Inc. ($1,792,187 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.30%, dated 03/30/07, to be sold on 04/02/07 at $1,792,979)		1,792,187
State Street Bank & Trust Co. ($5,013,813 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.13%, dated 03/30/07, to be sold on 04/02/07 at $5,015,956)		5,013,813

Total Repurchase Agreements (Cost $6,806,000)		6,806,000

Total Investments 100.3% (Cost $323,219,443)		431,304,080

Foreign Currency 0.2% (Cost $966,924)		974,217

Liabilities in Excess of Other Assets (0.5%)		(2,142,901)

Net Assets 100.0%		$430,135,396

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

Forward Foreign Currency Contracts Outstanding as of March 31, 2007:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Pound Sterling, 10,850,000 expiring 06/14/07	US $	$21,344,021	$(302,616)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Pharmaceuticals	$51,948,647	12.1%

Diversified Banks	37,856,411	8.8

Integrated Oil & Gas	29,978,184	7.0

Packaged Foods & Meats	26,542,108	6.2

Tobacco	21,000,577	4.9

Integrated Telecommunication Services	16,239,965	3.8

Computer Hardware	13,262,729	3.1

Automobile Manufacturers	12,944,847	3.0

Property & Casualty Insurance	12,552,305	2.9

Aerospace & Defense	11,846,921	2.8

Industrial Machinery	10,332,094	2.4

Publishing	9,037,983	2.1

Industrial Conglomerates	8,970,990	2.1

Construction Materials	8,812,711	2.0

Other Diversified Financial Services	8,192,580	1.9

Advertising	7,084,690	1.6

Wireless Telecommunication Services	7,049,308	1.6

Food Retail	6,593,521	1.5

Thrifts & Mortgage Finance	6,547,112	1.5

Managed Health Care	6,318,368	1.5

Insurance Brokers	6,257,516	1.5

Asset Management & Custody Banks	6,244,299	1.5

Office Electronics	6,102,240	1.4

Computer Storage & Peripherals	6,066,591	1.4

Investment Banking & Brokerage	5,721,310	1.3

Diversified Capital Markets	5,089,204	1.2

Life & Health Insurance	5,025,112	1.2

Electrical Components & Equipment	4,895,153	1.1

Multi-Utilities	4,646,666	1.1

Construction & Engineering	4,617,020	1.1

Household Products	4,537,933	1.1

Data Processing & Outsourced Services	4,484,149	1.0

Distillers & Vintners	4,396,144	1.0

Leisure Products	4,373,812	1.0

Fertilizers & Agricultural Chemicals	4,287,995	1.0

Coal & Consumable Fuels	4,260,088	1.0

Trucking	3,875,985	0.9

Hypermarkets & Super Centers	3,576,440	0.8

Systems Software	3,540,897	0.8

Aluminum	3,176,227	0.7

Diversified Chemicals	2,837,041	0.7

Electric Utilities	2,570,100	0.6

Brewers	2,517,434	0.6

Forest Products	2,302,889	0.5

Multi-Line Insurance	2,043,421	0.5

Consumer Electronics	2,010,845	0.5

Movies & Entertainment	1,929,416	0.4

Paper Products	102	0.0	*

	$424,498,080	98.7%

*Amount is less than 0.1%

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 22, 2007

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	May 22, 2007